UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: Registrant is making a filing for 18 of its series.

Wells Fargo Advantage Precious Metals Fund, Wells Fargo Advantage Specialized Technology Fund, Wells Fargo Advantage Utility and Telecommunications Fund, Wells Fargo Advantage Intrinsic Small Cap Value Fund, Wells Fargo Advantage Small Cap Opportunities Fund, Wells Fargo Advantage Small Cap Value Fund, Wells Fargo Advantage Small/Mid Cap Value Fund, Wells Fargo Advantage Special Small Cap Value Fund, and Wells Fargo Advantage Traditional Small Cap Growth Fund each has a March 31 fiscal year end.

Wells Fargo Advantage Diversified Capital Builder Fund, Wells Fargo Advantage Diversified Income Builder Fund, Wells Fargo Advantage Index Asset Allocation Fund, Wells Fargo Advantage C&B Mid Cap Value Fund, Wells Fargo Advantage Common Stock Fund, Wells Fargo Advantage Discovery Fund, Wells Fargo Advantage Enterprise Fund, Wells Fargo Advantage Opportunity Fund, and Wells Fargo Advantage Special Mid Cap Value Fund each has a September 30 fiscal year end.

Date of reporting period: June 30, 2014

ITEM 1. INVESTMENTS

Wells Fargo Advantage Precious Metals Fund	Portfolio of investments — June 30, 2014 (unaudited)

Security name	Shares	Value

Common Stocks : 90.03%

Australia : 2.83%
Newcrest Mining Limited (Materials, Metals & Mining)†	928,440	$9,209,967
Regis Resources Limited (Materials, Metals & Mining)	2,500,000	3,866,094
Troy Resources NL (Materials, Metals & Mining)†	703,600	706,584
Troy Resources NL-Canadian Exchange Traded Shares (Materials, Metals & Mining)†	500,000	506,068
Troy Resources NL-Legend Shares (Materials, Metals & Mining)(a)144A†	575,000	577,470
Troy Resources NL-Canadian Issued Legend Shares (Materials, Metals & Mining)(i)†	95,833	96,996

		14,963,179

Canada : 66.27%
Agnico-Eagle Mines Limited (Materials, Metals & Mining)	266,371	10,200,007
Agnico-Eagle Mines Limited-Legend Shares (Materials, Metals & Mining)	35,000	1,340,500
Agnico-Eagle Mines Limited-U.S. Exchange Traded Shares (Materials, Metals & Mining)	670,164	25,667,281
Alamos Gold Incorporated (Materials, Metals & Mining)	1,417,600	14,334,758
Aureus Mining Incorporated (Materials, Metals & Mining)†	3,353,000	1,434,581
AuRico Gold Incorporated (Materials, Metals & Mining)	800,000	3,418,771
B2Gold Corporation (Materials, Metals & Mining)†	4,640,000	13,523,640
Barrick Gold Corporation (Materials, Metals & Mining)	604,083	11,054,719
Centerra Gold Incorporated (Materials, Metals & Mining)	800,000	5,045,687
Centerra Gold Incorporated (Materials, Metals & Mining)144A†	350,000	2,207,488
Continental Gold Limited (Materials, Metals & Mining)†	1,000,000	3,280,071
Detour Gold Corporation (Materials, Metals & Mining)†	121,057	1,656,372
Detour Gold Corporation (Materials, Metals & Mining)144A†	525,000	7,237,477
Detour Gold Corporation-Legend Shares (Materials, Metals & Mining)†	90,000	1,240,710
Eldorado Gold Corporation (Materials, Metals & Mining)	4,051,044	30,979,353
Entree Gold Incorporated-Legend Shares (Materials, Metals & Mining)(i)	1,275,000	382,363
Exeter Resource Corporation-Legend Shares (Materials, Metals & Mining)	585,000	411,180
First Quantum Minerals Limited-Legend Shares (Materials, Metals & Mining)	96,000	2,053,062
Franco-Nevada Corporation (Materials, Metals & Mining)144A†	142,500	8,179,678
Franco-Nevada Corporation (Materials, Metals & Mining)	300,000	17,220,374
Goldcorp Incorporated (Materials, Metals & Mining)	1,147,254	32,018,391
Goldcorp Incorporated-U.S. Exchange Traded Shares (Materials, Metals & Mining)	721,694	20,142,480
Kinross Gold Corporation (Materials, Metals & Mining)†	4,750,553	19,678,032
Mag Silver Corporation (Materials, Metals & Mining)†	510,000	4,822,548
Mag Silver Corporation-Legend Shares (Materials, Metals & Mining)†	100,000	945,598
New Gold Incorporated (Materials, Metals & Mining)†	1,700,000	10,785,811
Osisko Gold Royalties Limited (Materials, Metals & Mining)†	366,700	5,515,708
Platinum Group Metals Limited (Materials, Metals & Mining)†	3,450,000	4,106,181
Platinum Group Metals Limited-Legend Shares (Materials, Metals & Mining)†	800,000	952,158
Primero Mining Corporation (Materials, Metals & Mining)†	485,100	3,886,983
Rio Alto Mining Limited (Materials, Metals & Mining)†	500,000	1,162,082
Semafo Incorporated (Materials, Metals & Mining)	2,060,400	9,673,965
Silver Wheaton Corporation (Materials, Metals & Mining)	12,950	340,786
Silver Wheaton Corporation-U.S. Exchange Traded Shares (Materials, Metals & Mining)	700,000	18,389,000
Tahoe Resources Incorporated (Materials, Metals & Mining)†	600,000	15,710,604
Tahoe Resources Incorporated-Legend Shares (Materials, Metals & Mining)†	280,000	7,331,615
Torex Gold Resources Incorporated (Materials, Metals & Mining)†	500,000	763,788
Torex Gold Resources Incorporated (Materials, Metals & Mining)(i)†144A	1,850,000	2,826,016
Torex Gold Resources Incorporated-Legend Shares (Materials, Metals & Mining)(i)†	2,662,500	4,067,171
Yamana Gold Incorporated (Materials, Metals & Mining)	2,602,732	21,416,040
Yamana Gold Incorporated-U.S. Exchange Traded Shares (Materials, Metals & Mining)	640,537	5,265,215

		350,668,244

Peru : 0.12%
Compania de Minas Buenaventura SA ADR (Materials, Metals & Mining)	54,644	645,346

South Africa : 1.14%
AngloGold Ashanti Limited ADR (Materials, Metals & Mining)†	200,591	3,452,171

1

Portfolio of investments — June 30, 2014 (unaudited)	Wells Fargo Advantage Precious Metals Fund

Security name				Shares	Value

South Africa (continued)
Impala Platinum Holdings Limited (Materials, Metals & Mining)				259,346	$2,606,385

					6,058,556

United Kingdom : 13.75%
Fresnillo plc (Materials, Metals & Mining)				1,250,000	18,654,258
Hochschild Mining plc (Materials, Metals & Mining)†				599,251	1,638,329
Randgold Resources Limited ADR (Materials, Metals & Mining)				620,000	52,452,000

					72,744,587

United States : 5.92%
Newmont Mining Corporation (Materials, Metals & Mining)				110,455	2,809,975
Royal Gold Incorporated (Materials, Metals & Mining)				374,436	28,502,068

					31,312,043

Total Common Stocks (Cost $354,448,948)					476,391,955

Other : 6.46%
Wells Fargo Special Investments (Cayman) SPC (l)†				14,176	34,208,099

Total Other (Cost $22,015,546)					34,208,099

			Expiration date

Warrants : 0.00%

Canada : 0.00%
Kinross Gold Corporation (Materials, Metals & Mining)†			9-17-2014	207,130	4,852
Kinross Gold Corporation-Legend Shares (Materials, Metals & Mining)†			9-17-2014	49,500	1,161

Total Warrants (Cost $1,224,431)					6,013

Short-Term Investments : 1.75%

		Yield

Investment Companies : 1.75%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (u)(l)		0.07%		9,237,432	9,237,432

Total Short-Term Investments (Cost $9,237,432)					9,237,432

Total investments in securities (Cost $386,926,357)*	98.24%				519,843,499
Other assets and liabilities, net	1.76				9,300,647

Total net assets	100.00%				$529,144,146

(i)	Illiquid security
†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(u)	The rate represents the 7-day annualized yield at period end.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(a)	The security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

2

Wells Fargo Advantage Precious Metals Fund	Portfolio of investments — June 30, 2014 (unaudited)

*	Cost for federal income tax purposes is $427,435,053 and unrealized gains (losses) consists of:

Gross unrealized gains	$208,705,103
Gross unrealized losses	$(116,296,657)

Net unrealized gains	$92,408,446

3

Wells Fargo Advantage Precious Metals Fund (the “Fund”)

Notes to Portfolio of investments – June 30, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On June 30, 2014, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2014, the inputs used in valuing investments in securities were as follows:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Australia	$14,385,709	$577,470	$0	$14,963,179
Canada	350,668,244	0	0	350,668,244
Peru	645,346	0	0	645,346
South Africa	6,058,556	0	0	6,058,556
United Kingdom	72,744,587	0	0	72,744,587
United States	31,312,043	0	0	31,312,043
Other	0	34,208,099	0	34,208,099
Warrants
Canada	0	6,013	0	6,013
Short-term investments
Investment companies	9,237,432	0	0	9,237,432

	485,051,917	34,791,582	0	519,843,499
Forward foreign currency contracts	0	31	0	31

Total assets	$485,051,917	$34,791,613	$0	$519,843,530

Forward foreign currency contracts are reported at their unrealized gains (losses) at measurement date, which represents the change in the contract’s value from trade date. All other assets and liabilities are reported at their market value at measurement date.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended June 30, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

The Fund invests in Wells Fargo Special Investments (Cayman) SPC, a wholly owned subsidiary of the Fund, which invests solely in gold bullion. Investments in commodities are valued on each business day as of the close of the New York Stock Exchange (normally 4 p.m. Eastern Time). As of June 30, 2014, Wells Fargo Special Investments (Cayman) SPC held $34,148,597 in gold bullion which represents 99.83% of its net assets. The Fund is the sole shareholder of the affiliated subsidiary. An affiliated company is a company in which the Fund has ownership of at least 5% of the outstanding voting shares. A summary of transactions with the affiliate for the three months ended June 30, 2014 was as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Wells Fargo Special Investments (Cayman) SPC	14,176	0	0	14,176	$34,208,099

Derivative transactions

As of June 30, 2014, the Fund entered into forward foreign currency exchange contracts for economic hedging purposes. At June 30, 2014, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to buy:

Exchange date	Counterparty	Contracts to receive	U.S. value at June 30, 2014	In exchange for U.S. $	Unrealized gains
7-16-2014	State Street Bank	615,000 CAD	$576,160	$576,129	$31

Wells Fargo Advantage Specialized Technology Fund Portfolio of investments — June 30, 2014 (unaudited)

Security name	Shares	Value

Common Stocks : 96.45%

Consumer Discretionary : 8.62%

Automobiles : 4.11%
Tesla Motors Incorporated †	54,015	$12,966,841

Household Durables : 1.12%
Harman International Industries Incorporated	32,715	3,514,572

Internet & Catalog Retail : 3.39%
Amazon.com Incorporated †	12,970	4,212,397
JD.com Incorporated ADR †«	21,247	605,752
Netflix Incorporated †	2,280	1,004,568
The Priceline Group Incorporated †	4,045	4,866,135

		10,688,852

Industrials : 1.34%

Construction & Engineering : 1.24%
Quanta Services Incorporated †	113,180	3,913,764

Electrical Equipment : 0.10%
NIDEC Corporation	5,100	312,932

Information Technology : 86.49%

Communications Equipment : 7.06%
Alcatel-Lucent SA †	214,525	766,098
Alcatel-Lucent SA ADR	721,540	2,568,682
Aruba Networks Incorporated †	83,030	1,454,686
Cisco Systems Incorporated	94,505	2,348,449
F5 Networks Incorporated †	36,480	4,065,331
Juniper Networks Incorporated †	121,160	2,973,266
Palo Alto Networks Incorporated †	38,350	3,215,648
QUALCOMM Incorporated	61,290	4,854,168

		22,246,328

Electronic Equipment, Instruments & Components : 2.85%
Arrow Electronics Incorporated †	29,670	1,792,365
Avnet Incorporated	12,665	561,186
CDW Corporation of Delaware	81,310	2,592,163
Flextronics International Limited †	145,865	1,614,726
Hirose Electric Company Limited	4,500	668,526
Keyence Corporation	700	305,380
Murata Manufacturing Company Limited	11,600	1,085,629
OMRON Corporation	8,400	354,060

		8,974,035

Internet Software & Services : 11.95%
Akamai Technologies Incorporated †	26,610	1,624,807
Facebook Incorporated Class A †	224,940	15,136,213
Google Incorporated Class A †	12,960	7,577,323
Google Incorporated Class C †	13,225	7,608,078
Naver Corporation	575	473,002
NetEase Incorporated ADR	25,150	1,970,754
Renren Incorporated ADR †«	1,036	3,460
Tencent Holdings Limited	68,100	1,038,581
Yahoo! Incorporated †	41,970	1,474,406
Yelp Incorporated †	9,690	743,029

		37,649,653

1

Portfolio of investments — June 30, 2014 (unaudited) Wells Fargo Advantage Specialized Technology Fund

Security name		Shares	Value

IT Services : 3.91%
Computer Sciences Corporation		42,205	$2,667,356
Fiserv Incorporated †		32,205	1,942,606
MasterCard Incorporated Class A		38,115	2,800,309
Visa Incorporated Class A		23,325	4,914,811

			12,325,082

Semiconductors & Semiconductor Equipment : 20.26%
Analog Devices Incorporated		6,845	370,109
Applied Materials Incorporated		104,615	2,359,068
Avago Technologies Limited		105,125	7,576,359
Broadcom Corporation Class A		53,055	1,969,402
Freescale Semiconductor Limited †		49,000	1,151,500
Hynix Semiconductor Incorporated †		88,120	4,228,332
Intel Corporation		4,260	131,634
Lam Research Corporation		102,510	6,927,626
Maxim Integrated Products Incorporated		67,750	2,290,628
Microchip Technology Incorporated «		41,900	2,045,139
Micron Technology Incorporated †		346,690	11,423,436
NVIDIA Corporation		89,090	1,651,729
NXP Semiconductor NV †		35,460	2,346,743
Skyworks Solutions Incorporated		73,345	3,444,281
SunPower Corporation †«		74,295	3,044,609
Taiwan Semiconductor Manufacturing Company Limited ADR		352,110	7,531,633
Teradyne Incorporated «		87,400	1,713,040
Texas Instruments Incorporated		75,670	3,616,269

			63,821,537

Software : 20.25%
Activision Blizzard Incorporated		198,545	4,427,554
Adobe Systems Incorporated †		53,815	3,894,053
Aspen Technology Incorporated †		141,662	6,573,117
Intuit Incorporated		48,140	3,876,714
Microsoft Corporation		514,185	21,441,515
Oracle Corporation		231,460	9,381,074
Salesforce.com Incorporated †		64,890	3,768,811
ServiceNow Incorporated †		168,500	10,440,260

			63,803,098

Technology Hardware, Storage & Peripherals : 20.21%
Apple Incorporated		314,630	29,238,566
Hewlett-Packard Company		244,635	8,239,307
Lenovo Group Limited		588,000	802,673
NEC Corporation		21,000	66,956
SanDisk Corporation		100,165	10,460,231
Seagate Technology plc		110,660	6,287,701
Western Digital Corporation		93,175	8,600,048

			63,695,482

Total Common Stocks (Cost $213,448,845)			303,912,176

	Yield

Short-Term Investments : 5.63%

Investment Companies : 5.63%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.07%	10,555,916	10,555,916

2

Wells Fargo Advantage Specialized Technology Fund Portfolio of investments — June 30, 2014 (unaudited)

Security name		Yield	Shares	Value

Investment Companies (continued)
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)		0.11%	7,179,200	$7,179,200

Total Short-Term Investments (Cost $17,735,116)				17,735,116

Total investments in securities (Cost $231,183,961)*	102.08%			321,647,292
Other assets and liabilities, net	(2.08)			(6,539,948)

Total net assets	100.00%			$315,107,344

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $232,656,375 and unrealized gains (losses) consists of:

Gross unrealized gains	$90,967,667
Gross unrealized losses	(1,976,750)

Net unrealized gains	$88,990,917

3

Wells Fargo Advantage Specialized Technology Fund (the “Fund”)

Notes to Portfolio of investments – June 30, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On June 30, 2014, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$27,170,265	$0	$0	$27,170,265
Industrials	4,226,696	0	0	4,226,696
Information technology	272,515,215	0	0	272,515,215
Short-term investments
Investment companies	10,555,916	7,179,200	0	17,735,116

Total assets	$314,468,092	$7,179,200	$0	$321,647,292

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended June 30, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Utility and Telecommunications Fund	Portfolio of investments — June 30, 2014 (unaudited)

Security name	Shares	Value

Common Stocks : 97.99%

Consumer Discretionary : 2.78%

Hotels, Restaurants & Leisure : 0.21%
Kona Grill Incorporated †	50,000	$970,500

Media : 2.57%
Comcast Corporation Class A	225,100	12,083,368

Energy : 14.85%

Oil, Gas & Consumable Fuels : 14.85%
American Eagle Energy Corporation †	320,000	1,916,800
Energen Corporation	100,000	8,888,000
EQT Corporation	58,600	6,264,340
EQT Midstream Partners LP	100,000	9,674,000
Magnum Hunter Resources Corporation †	1,400,000	11,480,000
Memorial Resource Development Corporation †	4,000	97,440
QR Energy LP	300,000	5,697,000
The Williams Companies Incorporated	270,000	15,716,700
Veresen Incorporated «	575,000	10,103,791

		69,838,071

Financials : 5.51%

Banks : 0.22%
Customers Bancorp Incorporated †	51,700	1,034,517

REITs : 5.29%
Ashford Hospitality Trust	395,000	4,558,300
Chatham Lodging Trust	500,000	10,950,000
Strategic Hotel & Resorts Incorporated †	800,000	9,368,000

		24,876,300

Industrials : 0.05%

Construction & Engineering : 0.05%
Ameresco Incorporated Class A †	35,000	246,050

Information Technology : 5.84%

IT Services : 5.84%
Convergys Corporation	120,968	2,593,554
MasterCard Incorporated Class A	80,000	5,877,600
Visa Incorporated Class A	90,000	18,963,900

		27,435,054

Telecommunication Services : 4.97%

Diversified Telecommunication Services : 2.36%
AT&T Incorporated	150,000	5,304,000
CenturyLink Incorporated	25,000	905,000
Verizon Communications Incorporated	100,000	4,893,000

		11,102,000

Wireless Telecommunication Services : 2.61%
Shenandoah Telecommunications Company	300,000	9,138,000
Turkcell Iletisim Hizmetleri AS ADR †«	200,000	3,120,000

		12,258,000

1

Portfolio of investments — June 30, 2014 (unaudited)	Wells Fargo Advantage Utility and Telecommunications Fund

Security name			Shares	Value

Utilities : 63.99%

Electric Utilities : 33.67%
ALLETE Incorporated			10,000	$513,500
American Electric Power Company Incorporated			175,000	9,759,750
Edison International			420,000	24,406,200
Exelon Corporation			470,000	17,145,600
Great Plains Energy Incorporated			400,000	10,748,000
IDACORP Incorporated			75,000	4,337,250
ITC Holdings Corporation			645,000	23,529,600
NextEra Energy Incorporated			250,050	25,625,124
Northeast Utilities			450,000	21,271,500
PNM Resources Incorporated			600,000	17,598,000
Unitil Corporation			100,000	3,383,000

				158,317,524

Gas Utilities : 5.44%
National Fuel Gas Company			250,000	19,575,000
SNAM Rete Gas SPA «			1,000,000	6,024,921

				25,599,921

Independent Power & Renewable Electricity Producers : 1.27%
Calpine Corporation †			250,000	5,952,500

Multi-Utilities : 21.51%
Alliant Energy Corporation			224,370	13,655,158
CenterPoint Energy Incorporated			250,000	6,385,000
CMS Energy Corporation			650,000	20,247,500
Dominion Resources Incorporated			175,000	12,516,000
Northwestern Corporation			102,411	5,344,830
Public Service Enterprise Group Incorporated			200,000	8,158,000
SCANA Corporation			200,000	10,762,000
Sempra Energy			230,000	24,083,300

				101,151,788

Water Utilities : 2.10%
American Water Works Company Incorporated			200,000	9,890,000

Total Common Stocks (Cost $281,348,567)				460,755,593

		Expiration date

Warrants : 0.29%

Energy : 0.29%

Oil, Gas & Consumable Fuels : 0.29%
Kinder Morgan Incorporated †		5-25-2017	496,000	1,378,880
Magnum Hunter Resources Corporation †«(a)		4-15-2016	140,000	0

Total Warrants (Cost $553,300)				1,378,880

	Yield

Short-Term Investments : 2.96%

Investment Companies : 2.96%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.07%		7,924,396	7,924,396

2

Wells Fargo Advantage Utility and Telecommunications Fund	Portfolio of investments — June 30, 2014 (unaudited)

Security name		Yield	Shares	Value

Investment Companies (continued)
Wells Fargo Securities Lending Cash Investments, LLC (u)(l)(v)(r)		0.11%	5,981,788	$5,981,788

Total Short-Term Investments (Cost $13,906,184)				13,906,184

Total investments in securities (Cost $295,808,051)*	101.24%			476,040,657
Other assets and liabilities, net	(1.24)			(5,823,554)

Total net assets	100.00%			$470,217,103

†	Non-income-earning security
«	All or a portion of this security is on loan.
(a)	The security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(u)	The rate represents the 7-day annualized yield at period end.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(v)	The security represents an investment of cash collateral received from securities on loan.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $295,574,224 and unrealized gains (losses) consists of:

Gross unrealized gains	$180,880,100
Gross unrealized losses	(413,667)

Net unrealized gains	$180,466,433

3

Wells Fargo Advantage Utility and Telecommunications Fund (the “Fund”)

Notes to Portfolio of investments – June 30, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On June 30, 2014, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2014:

Assets	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$13,053,868	$0	$0	$13,053,868
Energy	69,838,071	0	0	69,838,071
Financials	25,910,817	0	0	25,910,817
Industrials	246,050	0	0	246,050
Information technology	27,435,054	0	0	27,435,054
Telecommunication services	23,360,000	0	0	23,360,000
Utilities	300,911,733	0	0	300,911,733
Warrants
Energy	0	1,378,880	0	1,378,880
Short-term investments
Investment companies	7,924,396	5,981,788	0	13,906,184

Total assets	$468,679,989	$7,360,668	$0	$476,040,657

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended June 30, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Intrinsic Small Cap Value Fund	Portfolio of investments — June 30, 2014 (unaudited)

Security name	Shares	Value

Common Stocks : 95.66%

Consumer Discretionary : 18.12%

Auto Components : 0.95%
Dana Holding Corporation	61,000	$1,489,620

Hotels, Restaurants & Leisure : 3.88%
Interval Leisure Group Incorporated	141,650	3,107,801
Six Flags Entertainment Corporation	70,500	2,999,775

		6,107,576

Household Durables : 1.40%
Taylor Morrison Home Corporation Class A †	98,300	2,203,886

Multiline Retail : 1.22%
Big Lots Incorporated †	42,150	1,926,255

Specialty Retail : 10.67%
Abercrombie & Fitch Company Class A	50,900	2,201,425
Ascena Retail Group Incorporated †	118,000	2,017,800
Chico’s FAS Incorporated	183,930	3,119,453
DSW Incorporated Class A	127,490	3,562,071
Office Depot Incorporated †	1,035,500	5,891,995

		16,792,744

Consumer Staples : 7.90%

Beverages : 1.77%
Treasury Wine Estates ADR	594,500	2,788,205

Food Products : 6.13%
Dean Foods Company	181,045	3,184,582
Flowers Foods Incorporated	121,343	2,557,910
J & J Snack Foods Corporation	16,200	1,524,744
Post Holdings Incorporated †	46,711	2,378,057

		9,645,293

Energy : 5.45%

Energy Equipment & Services : 2.81%
Forum Energy Technologies Incorporated †	69,012	2,514,107
Helix Energy Solutions Group Incorporated †	72,415	1,905,239

		4,419,346

Oil, Gas & Consumable Fuels : 2.64%
Energy XXI (Bermuda) Limited	74,500	1,760,435
Oasis Petroleum Incorporated †	42,900	2,397,681

		4,158,116

Financials : 18.09%

Banks : 7.08%
Associated Banc-Corp	119,000	2,151,520
Cathay General Bancorp	61,730	1,577,819
Hancock Holding Company	51,770	1,828,516
Umpqua Holdings Corporation	170,640	3,057,869

1

Portfolio of investments — June 30, 2014 (unaudited)	Wells Fargo Advantage Intrinsic Small Cap Value Fund

Security name	Shares	Value

Banks (continued)
Zions Bancorporation	85,645	$2,523,958

		11,139,682

Real Estate Management & Development : 2.51%
Jones Lang LaSalle Incorporated	31,300	3,956,007

REITs : 5.84%
CommonWealth REIT	71,289	1,876,326
Parkway Properties Incorporated	117,584	2,428,110
Pennymac Mortgage Investment Trust	120,000	2,632,800
Redwood Trust Incorporated «	116,330	2,264,945

		9,202,181

Thrifts & Mortgage Finance : 2.66%
Essent Group Limited †	99,800	2,004,982
Ladder Capital Corporation Class A †	120,550	2,178,339

		4,183,321

Health Care : 7.48%

Health Care Equipment & Supplies : 3.35%
Integra LifeSciences Holdings †	50,500	2,376,530
Steris Corporation	54,250	2,901,290

		5,277,820

Health Care Providers & Services : 1.83%
AMN Healthcare Services Incorporated †	233,915	2,877,155

Life Sciences Tools & Services : 2.30%
Bio-Rad Laboratories Incorporated Class A †	19,300	2,310,403
Charles River Laboratories International Incorporated †	24,500	1,311,240

		3,621,643

Industrials : 18.84%

Commercial Services & Supplies : 8.02%
Herman Miller Incorporated	62,895	1,901,945
Kar Auction Services Incorporated	198,650	6,330,976
Tetra Tech Incorporated	64,997	1,787,418
United Stationers Incorporated	62,800	2,604,316

		12,624,655

Construction & Engineering : 2.58%
EMCOR Group Incorporated	32,720	1,457,022
Pike Electric Corporation †	290,500	2,602,880

		4,059,902

Machinery : 3.84%
Harsco Corporation	82,550	2,198,307
IDEX Corporation	25,000	2,018,500
Wabtec Corporation	22,200	1,833,498

		6,050,305

Professional Services : 2.40%
Korn/Ferry International †	51,440	1,510,793

2

Wells Fargo Advantage Intrinsic Small Cap Value Fund	Portfolio of investments — June 30, 2014 (unaudited)

Security name		Shares	Value

Professional Services (continued)
Resources Connection Incorporated		172,500	$2,261,475

			3,772,268

Road & Rail : 2.00%
Landstar System Incorporated		49,300	3,155,200

Information Technology : 13.89%

Communications Equipment : 1.28%
Plantronics Incorporated		42,000	2,018,100

Electronic Equipment, Instruments & Components : 1.55%
Jabil Circuit Incorporated		116,850	2,442,165

IT Services : 6.38%
CoreLogic Incorporated †		108,510	3,294,364
EVERTEC Incorporated		131,513	3,187,875
VeriFone Systems Incorporated †		96,750	3,555,563

			10,037,802

Semiconductors & Semiconductor Equipment : 0.76%
International Rectifier Corporation †		43,110	1,202,769

Software : 2.96%
Fair Isaac Corporation		42,100	2,684,296
Informatica Corporation †		55,300	1,971,445

			4,655,741

Technology Hardware, Storage & Peripherals : 0.96%
Avid Technology Incorporated †		203,000	1,502,200

Materials : 4.06%

Containers & Packaging : 4.06%
Berry Plastics Group Incorporated †		99,300	2,561,940
Silgan Holdings Incorporated		75,300	3,826,746

			6,388,686

Telecommunication Services : 0.49%

Diversified Telecommunication Services : 0.49%
General Communication Incorporated Class A †		68,915	763,578

Utilities : 1.34%

Electric Utilities : 1.34%
Westar Energy Incorporated		55,250	2,109,993

Total Common Stocks (Cost $124,521,601)			150,572,214

	Yield

Short-Term Investments : 5.11%

Investment Companies : 5.11%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.07%	5,693,264	5,693,264

3

Portfolio of investments — June 30, 2014 (unaudited)	Wells Fargo Advantage Intrinsic Small Cap Value Fund

Security name		Yield	Shares	Value

Investment Companies (continued)
Wells Fargo Securities Lending Cash Investments, LLC (l)(r)(u)(v)		0.11%	2,353,050	$2,353,050

Total Short-Term Investments (Cost $8,046,314)				8,046,314

Total investments in securities (Cost $132,567,915)*	100.77%			158,618,528
Other assets and liabilities, net	(0.77)			(1,213,470)

Total net assets	100.00%			$157,405,058

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(v)	The security represents an investment of cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $132,879,780 and unrealized gains (losses) consists of:

Gross unrealized gains	$27,791,621
Gross unrealized losses	(2,052,873)

Net unrealized gains	$25,738,748

4

Wells Fargo Advantage Intrinsic Small Cap Value Fund (the “Fund”)

Notes to Portfolio of investments – June 30, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2014, the inputs used in valuing investments in securities were as follows:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$28,520,081	$0	$0	$28,520,081
Consumer staples	12,433,498	0	0	12,433,498
Energy	8,577,462	0	0	8,577,462
Financials	28,481,191	0	0	28,481,191
Health care	11,776,618	0	0	11,776,618
Industrials	29,662,330	0	0	29,662,330
Information technology	21,858,777	0	0	21,858,777
Materials	6,388,686	0	0	6,388,686
Telecommunication services	763,578	0	0	763,578
Utilities	2,109,993	0	0	2,109,993
Short-term investments
Investment companies	5,693,264	2,353,050	0	8,046,314

Total assets	$156,265,478	$2,353,050	$0	$158,618,528

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended June 30, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Small Cap Opportunities Fund	Portfolio of investments — June 30, 2014 (unaudited)

Security name	Shares	Value

Common Stocks : 96.39%

Consumer Discretionary : 13.79%

Auto Components : 0.37%
Fox Factory Holding Corporation †	90,100	$1,584,859

Diversified Consumer Services : 1.54%
Chegg Incorporated †«	232,800	1,638,912
Matthews International Corporation Class A	80,400	3,342,228
Servicemaster Global Holdings Incorporated †	89,713	1,635,468

		6,616,608

Hotels, Restaurants & Leisure : 4.55%
Bally Technologies Incorporated †	81,500	5,356,180
ClubCorp Holdings Incorporated	137,300	2,545,542
Domino’s Pizza Incorporated	26,400	1,929,576
Home Inns & Hotels Management ADR †«	53,600	1,834,728
Ignite Restaurant Group Incorporated †«	21,200	308,672
Red Robin Gourmet Burgers Incorporated †	50,100	3,567,120
Six Flags Entertainment Corporation	94,000	3,999,700

		19,541,518

Household Durables : 0.49%
Harman International Industries Incorporated	19,400	2,084,142

Leisure Products : 1.55%
Brunswick Corporation	89,100	3,753,783
Callaway Golf Company	351,600	2,925,312

		6,679,095

Media : 2.55%
AMC Entertainment Holdings Class A	177,300	4,409,451
John Wiley & Sons Incorporated Class A	46,000	2,787,140
National CineMedia Incorporated	146,900	2,572,219
Time Incorporated †	49,424	1,197,049

		10,965,859

Specialty Retail : 1.55%
American Eagle Outfitters Incorporated «	395,300	4,435,266
Finish Line Incorporated Class A	74,400	2,212,656

		6,647,922

Textiles, Apparel & Luxury Goods : 1.19%
Steven Madden Limited †	148,900	5,107,270

Consumer Staples : 1.05%

Food Products : 1.05%
Dean Foods Company	255,550	4,495,125

Energy : 4.57%

Energy Equipment & Services : 0.52%
Bristow Group Incorporated	27,400	2,208,988

Oil, Gas & Consumable Fuels : 4.05%
Carrizo Oil & Gas Incorporated †	78,900	5,464,614
Jones Energy Incorporated †	272,900	5,594,450

1

Portfolio of investments — June 30, 2014 (unaudited)	Wells Fargo Advantage Small Cap Opportunities Fund

Security name	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Laredo Petroleum Holdings Incorporated †	63,900	$1,979,622
Stealthgas Incorporated †	145,164	1,611,320
Synergy Resources Corporation †	51,000	675,750
Teekay Corporation	33,434	2,081,267

		17,407,023

Financials : 17.90%

Banks : 5.01%
First Citizens BancShares Incorporated	10,612	2,599,940
First Horizon National Corporation	211,400	2,507,204
FirstMerit Corporation	80,600	1,591,850
Heartland Financial USA Incorporated	53,600	1,325,528
Heritage Financial Corporation	82,400	1,325,816
Lakeland Financial Corporation	45,300	1,728,648
Old National Bancorp	278,372	3,975,152
Simmons First National Corporation	71,900	2,832,141
South State Corporation	35,000	2,135,000
Wintrust Financial Corporation	32,900	1,513,400

		21,534,679

Capital Markets : 2.95%
FXCM Incorporated Class A «	207,600	3,105,696
Golub Capital BDC Incorporated «	184,200	3,260,340
HFF Incorporated Class A	83,200	3,094,208
Stifel Financial Corporation †	67,731	3,207,063

		12,667,307

Diversified Financial Services : 0.53%
Compass Diversified Holdings	124,100	2,252,415

Insurance : 4.27%
Amerisafe Incorporated	47,900	1,948,093
Brown & Brown Incorporated	300,700	9,234,497
ProAssurance Corporation	74,500	3,307,800
Reinsurance Group of America Incorporated	49,000	3,866,100

		18,356,490

Real Estate Management & Development : 1.22%
Kennedy Wilson Holdings Incorporated	195,300	5,237,946

REITs : 3.92%
Blackstone Mortgage Trust Incorporated Class A	73,139	2,121,031
Equity Lifestyle Properties Incorporated	74,032	3,269,253
Mid-America Apartment Communities Incorporated	46,603	3,404,349
Parkway Properties Incorporated	248,462	5,130,740
Redwood Trust Incorporated «	72,794	1,417,299
Terreno Realty Corporation	78,395	1,515,375

		16,858,047

Health Care : 12.37%

Biotechnology : 0.95%
Cepheid Incorporated †	64,200	3,077,748
Lexicon Genetics Incorporated †«	618,300	995,463

		4,073,211

2

Wells Fargo Advantage Small Cap Opportunities Fund	Portfolio of investments — June 30, 2014 (unaudited)

Security name	Shares	Value

Health Care Equipment & Supplies : 3.62%
Cooper Companies Incorporated	16,800	$2,276,904
K2M Group Holdings Incorporated †«	67,045	997,630
Masimo Corporation †	66,300	1,564,680
Sirona Dental Systems Incorporated †	38,900	3,207,694
Spectranetics Corporation †	92,200	2,109,536
Trinity Biotech plc	82,000	1,888,460
Unilife Corporation †«	348,069	1,030,284
West Pharmaceutical Services Incorporated	59,200	2,497,056

		15,572,244

Health Care Providers & Services : 4.04%
Centene Corporation †	46,500	3,515,865
HealthSouth Rehabilitation Corporation	84,782	3,041,130
LifePoint Hospitals Incorporated †	100,000	6,210,000
Premier Incorporated Class A †	107,293	3,111,497
Surgical Care Affiliates Incorporated †	50,400	1,465,632

		17,344,124

Life Sciences Tools & Services : 2.24%
Fluidigm Corporation †	57,200	1,681,680
Nanostring Technologies Incorporated †	74,600	1,115,270
Parexel International Corporation †	129,200	6,826,928

		9,623,878

Pharmaceuticals : 1.52%
Aerie Pharmaceuticals Incorporated †	78,900	1,954,353
Revance Therapeutics Incorporated †«	9,000	306,000
Salix Pharmaceuticals Limited †	24,600	3,034,410
The Medicines Company †	43,000	1,249,580

		6,544,343

Industrials : 17.42%

Aerospace & Defense : 1.19%
Hexcel Corporation †	124,700	5,100,230

Airlines : 1.44%
Allegiant Travel Company	25,492	3,002,193
Spirit Airlines Incorporated †	50,400	3,187,296

		6,189,489

Building Products : 1.77%
Fortune Brands Home & Security Incorporated	51,300	2,048,409
Simpson Manufacturing Company Incorporated	102,600	3,730,536
Universal Forest Products Incorporated	38,200	1,843,914

		7,622,859

Commercial Services & Supplies : 3.74%
ABM Industries Incorporated	116,100	3,132,378
Herman Miller Incorporated	111,800	3,380,832
Tetra Tech Incorporated	128,500	3,533,750
US Ecology Incorporated	48,100	2,354,495
Waste Connections Incorporated	75,490	3,665,040

		16,066,495

3

Portfolio of investments — June 30, 2014 (unaudited)	Wells Fargo Advantage Small Cap Opportunities Fund

Security name	Shares	Value

Construction & Engineering : 1.28%
Dycom Industries Incorporated †	64,300	$2,013,233
MYR Group Incorporated †	46,400	1,175,312
Primoris Services Corporation	79,876	2,303,624

		5,492,169

Electrical Equipment : 2.89%
EnerSys	40,400	2,779,116
Powell Industries Incorporated	48,900	3,197,082
Regal-Beloit Corporation	81,700	6,418,352

		12,394,550

Machinery : 1.16%
Clarcor Incorporated	9,634	595,863
IDEX Corporation	54,573	4,406,224

		5,002,087

Professional Services : 0.76%
On Assignment Incorporated †	53,300	1,895,881
Towers Watson & Company Class A	13,300	1,386,259

		3,282,140

Road & Rail : 0.80%
Genesee & Wyoming Incorporated Class A †	32,700	3,433,500

Trading Companies & Distributors : 2.39%
Applied Industrial Technologies Incorporated	95,800	4,859,934
Beacon Roofing Supply Incorporated †	91,700	3,037,104
NOW Incorporated †	65,100	2,357,271

		10,254,309

Information Technology : 19.05%

Communications Equipment : 1.81%
Ciena Corporation †	58,800	1,273,608
Finisar Corporation †«	153,900	3,039,525
JDS Uniphase Corporation †	278,500	3,472,895

		7,786,028

Electronic Equipment, Instruments & Components : 2.87%
Belden Incorporated	53,100	4,150,296
Fabrinet †	88,900	1,831,340
MTS Systems Corporation	62,300	4,221,448
OSI Systems Incorporated †	31,600	2,109,300

		12,312,384

Internet Software & Services : 1.57%
AOL Incorporated †	125,500	4,993,645
Global Eagle Entertainment Incorporated †	141,700	1,757,080

		6,750,725

IT Services : 3.05%
CoreLogic Incorporated †	188,900	5,735,004
EPAM Systems Incorporated †	66,500	2,909,375

4

Wells Fargo Advantage Small Cap Opportunities Fund	Portfolio of investments — June 30, 2014 (unaudited)

Security name	Shares	Value

IT Services (continued)
Sapient Corporation †	274,100	$4,454,125

		13,098,504

Semiconductors & Semiconductor Equipment : 4.37%
Atmel Corporation †	510,500	4,783,385
Entegris Incorporated †	171,000	2,350,395
Fairchild Semiconductor International Incorporated †	216,400	3,375,840
Integrated Device Technology Incorporated †	155,500	2,404,030
MA-COM Technology Solutions Holdings Incorporated †	126,600	2,845,968
Monolithic Power Systems Incorporated	26,200	1,109,570
Nanometrics Incorporated †	104,600	1,908,950

		18,778,138

Software : 5.38%
Cadence Design Systems Incorporated †	255,000	4,459,950
Cinedigm Corporation †	576,900	1,436,481
Fortinet Incorporated †	134,900	3,390,037
NetScout Systems Incorporated †	82,300	3,649,182
PTC Incorporated †	148,700	5,769,560
Verint Systems Incorporated †	90,025	4,415,726

		23,120,936

Materials : 5.80%

Chemicals : 1.59%
Innophos Holdings Incorporated	22,500	1,295,325
Minerals Technologies Incorporated	68,600	4,498,788
Olin Corporation	38,900	1,047,188

		6,841,301

Containers & Packaging : 2.52%
Berry Plastics Group Incorporated †	294,000	7,585,200
Packaging Corporation of America	45,400	3,245,646

		10,830,846

Metals & Mining : 1.69%
Compass Minerals International Incorporated	43,500	4,164,690
Pretium Resources Incorporated †«	135,116	1,117,409
Steel Dynamics Incorporated	110,400	1,981,680

		7,263,779

Utilities : 4.44%

Electric Utilities : 2.20%
IDACORP Incorporated	61,600	3,562,328
UNS Energy Corporation	97,700	5,902,057

		9,464,385

Multi-Utilities : 1.85%
Northwestern Corporation	152,081	7,937,108

Water Utilities : 0.39%
SJW Corporation	60,900	1,656,480

Total Common Stocks (Cost $312,783,526)		414,081,535

5

Portfolio of investments — June 30, 2014 (unaudited)	Wells Fargo Advantage Small Cap Opportunities Fund

Security name			Shares	Value

Investment Companies : 0.52%
iShares Russell 2000 Index ETF «				$2,233,628

Total Investment Companies (Cost $2,174,135)				2,233,628

		Yield

Short-Term Investments : 11.19%

Investment Companies : 11.19%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.07%	26,542,767	26,542,767
Wells Fargo Securities Lending Cash Investments, LLC (l)(r)(u)		0.11	21,542,770	21,542,770

Total Short-Term Investments (Cost $48,085,537)				48,085,537

Total investments in securities (Cost $363,043,198)*	108.10%			464,400,700
Other assets and liabilities, net	(8.10)			(34,800,838)

Total net assets	100.00%			$429,599,862

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $364,083,196 and unrealized gains (losses) consists of:

Gross unrealized gains	$104,724,455
Gross unrealized losses	(4,406,951)

Net unrealized gains	$100,317,504

6

Wells Fargo Advantage Small Cap Opportunities Fund (the “Fund”)

Notes to Portfolio of investments – June 30, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$59,227,273	$0	$0	$59,227,273
Consumer staples	4,495,125	0	0	4,495,125
Energy	19,616,011	0	0	19,616,011
Financials	76,906,884	0	0	76,906,884
Health care	53,157,800	0	0	53,157,800
Industrials	74,837,828	0	0	74,837,828
Information technology	81,846,715	0	0	81,846,715
Materials	24,935,926	0	0	24,935,926
Utilities	19,057,973	0	0	19,057,973
Investment companies	2,233,628	0	0	2,233,628
Short-term investments
Investment companies	26,542,767	21,542,770	0	48,085,537

Total assets	$442,857,930	$21,542,770	$0	$464,400,700

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended June 30, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Small Cap Value Fund	Portfolio of investments — June 30, 2014 (unaudited)

Security name	Shares	Value

Common Stocks : 86.00%

Consumer Discretionary : 6.12%

Auto Components : 0.38%
Fox Factory Holding Corporation †	303,300	$5,335,047
Gentex Corporation	189,700	5,518,373

		10,853,420

Hotels, Restaurants & Leisure : 2.02%
Century Casinos Incorporated †	966,300	5,594,877
Denny’s Corporation †	2,659,300	17,338,636
Scientific Games Corporation Class A †	1,006,700	11,194,504
The Wendy’s Company	2,786,400	23,767,992

		57,896,009

Household Durables : 3.29%
Cavco Industries Incorporated †(l)	712,700	60,793,310
Harman International Industries Incorporated	55,700	5,983,851
KB Home Incorporated	564,665	10,547,942
Skyline Corporation †	384,500	1,580,295
Taylor Morrison Home Corporation Class A †	296,900	6,656,498
The New Home Company Incorporated †	632,900	8,942,877

		94,504,773

Media : 0.13%
Journal Communications Incorporated Class A †	408,800	3,626,056

Specialty Retail : 0.30%
Vitamin Shoppe Incorporated †	202,200	8,698,644

Energy : 22.59%

Energy Equipment & Services : 8.90%
Glori Energy Incorporated †	673,000	7,308,780
Helix Energy Solutions Group Incorporated †	1,093,200	28,762,092
Helmerich & Payne Incorporated	150,700	17,497,777
ION Geophysical Corporation †	5,058,600	21,347,292
Key Energy Services Incorporated †	2,292,800	20,956,192
Newpark Resources Incorporated †(l)	5,444,400	67,837,224
Oceaneering International Incorporated	239,100	18,680,883
Parker Drilling Company †	2,647,800	17,263,656
PHI Incorporated (non-voting) †	490,300	21,852,671
PHI Incorporated (voting) †	33,500	1,339,330
Vantage Drilling Company †	2,276,900	4,371,648
Willbros Group Incorporated †	2,293,800	28,328,430

		255,545,975

Oil, Gas & Consumable Fuels : 13.69%
Clean Energy Fuels Corporation †	532,000	6,235,040
InterOil Corporation †(l)	4,005,400	256,105,276
Range Resources Corporation	438,300	38,110,185
Sanchez Energy Corporation †	115,598	4,345,329
Stone Energy Corporation †	459,800	21,514,042
Trilogy Energy Corporation	2,412,800	66,738,048

		393,047,920

1

Portfolio of investments — June 30, 2014 (unaudited)	Wells Fargo Advantage Small Cap Value Fund

Security name	Shares	Value

Financials : 16.07%

Banks : 4.03%
Ameris Bancorp	382,100	$8,238,076
Bancorp Incorporated †	1,256,700	14,967,297
BBCN Bancorp Incorporated	600,200	9,573,190
CenterState Banks Incorporated	1,118,000	12,521,600
City National Corporation	137,000	10,379,120
First Horizon National Corporation	1,496,400	17,747,304
First Niagara Financial Group Incorporated	1,901,800	16,621,732
IBERIABANK Corporation	157,250	10,880,128
National Bank Holdings Corporation Class A	110,100	2,195,394
Park Sterling Corporation	903,100	5,951,429
Wilshire Bancorp Incorporated	637,300	6,545,071

		115,620,341

Consumer Finance : 0.47%
Cash America International Incorporated #	308,300	13,697,769

Insurance : 2.94%
Argo Group International Holdings Limited	1,152,800	58,919,608
Hilltop Holdings Incorporated †	275,000	5,846,500
Mercury General Corporation	18,300	860,832
National General Holdings	202,700	3,526,980
OneBeacon Insurance Group Limited	982,000	15,260,280

		84,414,200

REITs : 8.46%
Capstead Mortgage Corporation	615,900	8,099,085
Chimera Investment Corporation	40,873,100	130,385,189
Geo Group Incorporated	7,900	282,267
Invesco Mortgage Capital Incorporated	1,248,300	21,670,488
MFA Mortgage Investments Incorporated	3,221,900	26,451,799
Redwood Trust Incorporated	1,539,000	29,964,330
Sun Communities Incorporated	411,600	20,514,144
UMH Properties Incorporated	548,800	5,504,464

		242,871,766

Thrifts & Mortgage Finance : 0.17%
Northwest Bancshares Incorporated	360,000	4,885,200

Health Care : 5.51%

Health Care Equipment & Supplies : 2.23%
Allied Healthcare Products Incorporated †(l)	608,700	1,466,967
Hologic Incorporated †	435,900	11,050,065
OraSure Technologies Incorporated †(l)	5,187,700	44,666,097
Thoratec Corporation †	196,900	6,863,934

		64,047,063

Health Care Providers & Services : 1.98%
Air Methods Corporation †	92,700	4,787,955
Cross Country Healthcare Incorporated †(l)	2,049,700	13,364,044
Gentiva Health Services Incorporated †	1,577,700	23,760,162
Healthways Incorporated †	849,300	14,896,722

		56,808,883

Health Care Technology : 0.46%
Allscripts Healthcare Solutions Incorporated †	784,500	12,591,225

2

Wells Fargo Advantage Small Cap Value Fund	Portfolio of investments — June 30, 2014 (unaudited)

Security name	Shares	Value

Health Care Technology (continued)
Medidata Solutions Incorporated †	13,500	$577,935

		13,169,160

Life Sciences Tools & Services : 0.25%
Parexel International Corporation †	137,600	7,270,784

Pharmaceuticals : 0.59%
Prestige Brands Holdings Incorporated †	494,300	16,751,827

Industrials : 10.82%

Airlines : 6.01%
American Airlines Group Incorporated †#	507,300	21,793,608
Delta Air Lines Incorporated #	2,017,100	78,102,112
Latam Airlines Group SP ADR †	832,100	11,166,782
United Continental Holdings Incorporated †	1,495,400	61,416,078

		172,478,580

Commercial Services & Supplies : 2.03%
ABM Industries Incorporated	1,002,600	27,050,148
ACCO Brands Corporation †	3,837,600	24,599,016
Healthcare Services Group Incorporated	227,800	6,706,432

		58,355,596

Construction & Engineering : 0.14%
Primoris Services Corporation	135,200	3,899,168

Electrical Equipment : 0.80%
GrafTech International Limited †	2,184,400	22,848,824

Machinery : 0.34%
Actuant Corporation Class A	286,100	9,890,477

Professional Services : 0.59%
Hill International Incorporated †(l)	2,429,600	15,136,408
Kforce Incorporated	90,300	1,954,995

		17,091,403

Road & Rail : 0.45%
Covenant Transport Incorporated Class A †(l)	1,003,700	12,927,656

Trading Companies & Distributors : 0.46%
Applied Industrial Technologies Incorporated	259,300	13,154,289

Information Technology : 8.56%

Communications Equipment : 0.65%
Brocade Communications Systems Incorporated	813,700	7,486,040
Harmonic Incorporated †	1,488,400	11,103,464

		18,589,504

Electronic Equipment, Instruments & Components : 4.97%
Checkpoint Systems Incorporated †	1,285,100	17,978,549
Cognex Corporation †	567,800	21,803,520
Coherent Incorporated †	511,500	33,845,955
OSI Systems Incorporated †(l)	1,033,900	69,012,825

		142,640,849

3

Portfolio of investments — June 30, 2014 (unaudited)	Wells Fargo Advantage Small Cap Value Fund

Security name	Shares	Value

Internet Software & Services : 0.28%
Gogo Incorporated †	411,500	$8,048,940

Semiconductors & Semiconductor Equipment : 0.41%
Kulicke & Soffa Industries Incorporated †	822,500	11,728,850

Technology Hardware, Storage & Peripherals : 2.25%
Cray Incorporated †(l)	2,144,400	57,041,040
Quantum Corporation †	6,319,800	7,710,156

		64,751,196

Materials : 15.05%

Chemicals : 0.58%
Calgon Carbon Corporation †	400,900	8,952,097
Zep Incorporated	445,400	7,865,764

		16,817,861

Containers & Packaging : 0.25%
Intertape Polymer Group Incorporated	649,600	7,175,157

Metals & Mining : 13.56%
Agnico-Eagle Mines Limited	480,900	18,418,470
Carpenter Technology Corporation	344,400	21,783,300
Dominion Diamond Corporation †	689,000	9,956,050
NovaGold Resources Incorporated †	2,003,200	8,433,472
Randgold Resources Limited ADR	2,622,100	221,829,660
Royal Gold Incorporated	421,800	32,107,416
Sandstorm Gold Limited †	2,316,100	16,027,412
Silver Standard Resources Incorporated †	1,914,600	16,580,436
Steel Dynamics Incorporated	1,682,900	30,208,055
United States Steel Corporation	201,000	5,234,040
Webco Industries Incorporated †(a)(i)(l)	85,000	8,755,000

		389,333,311

Paper & Forest Products : 0.66%
Deltic Timber Corporation	127,668	7,713,701
Wausau Paper Corporation	1,028,400	11,127,288

		18,840,989

Telecommunication Services : 1.28%

Diversified Telecommunication Services : 1.28%
Cincinnati Bell Incorporated †	9,321,700	36,634,281

Total Common Stocks (Cost $1,468,940,442)		2,468,916,721

Investment Companies : 1.36%
KBW Regional Banking ETF	164,078	6,615,625
Market Vectors Gold Miners ETF	789,251	20,875,689
Market Vectors Junior Gold Miners ETF	276,342	11,678,213

Total Investment Companies (Cost $40,423,387)		39,169,527

4

Wells Fargo Advantage Small Cap Value Fund	Portfolio of investments — June 30, 2014 (unaudited)

Security name			Expiration date	Shares	Value

Warrants : 0.01%

Materials : 0.01%

Metals & Mining : 0.01%
Sandstorm Gold Limited †(i)			10-19-2015	470,263	$233,578

Total Warrants (Cost $0)					233,578

		Yield

Short-Term Investments : 13.08%

Investment Companies : 13.08%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.07%		375,457,298	375,457,298

Total Short-Term Investments (Cost $375,457,298)					375,457,298

Total investments in securities (Cost $1,884,821,127)*	100.45%				2,883,777,124
Other assets and liabilities, net	(0.45)				(12,816,563)

Total net assets	100.00%				$2,870,960,561

†	Non-income-earning security
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(a)	The security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $1,891,805,195 and unrealized gains (losses) consists of:

Gross unrealized gains	$1,061,672,519
Gross unrealized losses	(69,700,590)

Net unrealized gains	$991,971,929

5

Wells Fargo Advantage Small Cap Value Fund (the “Fund”)

Notes to Portfolio of investments – June 30, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities and options that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures. Non-listed OTC options are valued at the evaluated price provided by an independent pricing service or an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On June 30, 2014, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Options

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may write covered call options or secured put options on individual securities and/or indexes. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options that expire unexercised are recognized as realized gains on the expiration date. For exercised options, the difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security and/or index underlying the written option.

The Fund may also purchase call or put options. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as the cost of the investment and subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as an unrealized gain or loss. Premiums paid for purchased options that expire are recognized as realized losses on the expiration date. Premiums paid for purchased options that are exercised or closed are added to the amount paid or offset against the proceeds received for the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

Options traded on an exchange are regulated and terms of the options are standardized. Purchased options traded over-the-counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk can be mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$175,578,902	$0	$0	$175,578,902
Energy	581,855,847	66,738,048	0	648,593,895
Financials	461,489,276	0	0	461,489,276
Health care	158,047,717	0	0	158,047,717
Industrials	310,645,993	0	0	310,645,993
Information technology	245,759,339	0	0	245,759,339
Materials	416,237,161	15,930,157	0	432,167,318
Telecommunication services	36,634,281	0	0	36,634,281
Investment companies	39,169,527	0	0	39,169,527
Warrants
Materials	0	233,578	0	233,578
Short-term investments
Investment companies	375,457,298	0	0	375,457,298

Total assets	$2,800,875,341	$82,901,783	$0	$2,883,777,124

Liabilities
Written options	0	44,916	0	44,916

Total liabilities	$0	$44,916	$0	$44,916

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended June 30, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Investments in affiliates

An affiliated investment is a company in which the Fund has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions for the long-term holdings of issuers that were affiliates of the Fund at the beginning of the period or the end of the period.

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Allied Healthcare Products Incorporated	563,145	45,555	0	608,700	$1,466,967
Argo Group International Holdings Limited*	1,420,300	0	267,500	1,152,800	58,919,608
Cavco Industries Incorporated	742,600	0	29,900	712,700	60,793,310
Covenant Transport Incorporated Class A	1,113,700	0	110,000	1,003,700	12,927,656
Cray Incorporated	2,279,300	0	134,900	2,144,400	57,041,040
Cross Country Healthcare Incorporated	2,050,500	15,800	16,600	2,049,700	13,364,044
Hill International Incorporated	2,693,000	17,000	280,400	2,429,600	15,136,408
InterOil Corporation	4,293,600	0	288,200	4,005,400	256,105,276 67,837,224
Newpark Resources Incorporated	6,037,900	0	593,500	5,444,400
OraSure Technologies Incorporated	5,621,700	0	434,000	5,187,700	44,666,097
OSI Systems Incorporated	1,058,500	29,100	53,700	1,033,900	69,012,825
Webco Industries Incorporated	85,650	650	1,300	85,000	8,755,000

					$666,025,455

*	No longer an affiliate of the Fund at the end of the period.

Derivative transactions

As of June 30, 2014, the Fund entered into written options for economic hedging purposes. Open call options written at June 30, 2014 were as follow for the Fund:

Expiration date	Counterparty		Number of contracts	Strike price	Value
8-16-2014	Susquehanna Financial Group, LLLP	American Airlines Group Incorporated	50	$43.00	$(11,750)
8-16-2014	Susquehanna Financial Group, LLLP	American Airlines Group Incorporated	50	42.00	(14,500)
9-20-2014	Susquehanna Financial Group, LLLP	Cash America International Incorporated	70	50.00	(4,766)
9-20-2014	Susquehanna Financial Group, LLLP	Delta Air Lines Incorporated	50	42.00	(6,000)
9-20-2014	Susquehanna Financial Group, LLLP	Delta Air Lines Incorporated	50	41.00	(7,900)

Wells Fargo Advantage Small/Mid Cap Value Fund	Portfolio of investments — June 30, 2014 (unaudited)

Security name	Shares	Value

Common Stocks : 96.09%

Consumer Discretionary : 12.99%

Auto Components : 0.42%
Fox Factory Holding Corporation †	30,169	$530,673

Hotels, Restaurants & Leisure : 2.28%
Century Casinos Incorporated †	494,400	2,862,576

Household Durables : 5.82%
Cavco Industries Incorporated †	39,300	3,352,290
D.R. Horton Incorporated	33,000	811,140
Skyline Corporation †	319,000	1,311,090
Taylor Morrison Home Corporation Class A †	43,200	968,544
WCI Communities Incorporated †	44,800	865,088

		7,308,152

Internet & Catalog Retail : 0.40%
dELiA*s Incorporated †	662,000	509,872

Leisure Products : 0.01%
Black Diamond Incorporated †	700	7,854

Media : 4.06%
Cinemark Holdings Incorporated	24,700	873,392
Entravision Communications Corporation Class A	189,900	1,181,178
Interpublic Group of Companies Incorporated	46,600	909,166
Journal Communications Incorporated Class A †	23,100	204,897
News Corporation Class A †	107,300	1,924,962

		5,093,595

Energy : 22.68%

Energy Equipment & Services : 7.74%
Cal Dive International Incorporated †	353,000	465,960
Glori Energy Incorporated †	49,700	539,742
Helix Energy Solutions Group Incorporated †	57,450	1,511,510
Helmerich & Payne Incorporated	2,900	336,719
Key Energy Services Incorporated †	166,200	1,519,068
Newpark Resources Incorporated †	100,400	1,250,984
Parker Drilling Company †	233,600	1,523,072
Willbros Group Incorporated †	208,500	2,574,975

		9,722,030

Oil, Gas & Consumable Fuels : 14.94%
Bellatrix Exploration Limited - Canadian exchange traded shares †	51,300	445,188
Bellatrix Exploration Limited - Legend Shares †	20,000	173,563
Bellatrix Exploration Limited †	58,300	507,793
Canadian Natural Resources Limited	36,400	1,671,124
Clean Energy Fuels Corporation †	55,600	651,632
InterOil Corporation †	116,500	7,449,010
Penn West Petroleum Limited	46,635	455,158
PostRock Energy Corporation †	476,400	714,600
Raging River Exploration Incorporated †	47,700	485,024
Range Resources Corporation	13,100	1,139,045
Sanchez Energy Corporation †	9,667	363,383
Stone Energy Corporation †	27,600	1,291,404
Triangle Petroleum Corporation †	89,600	1,052,800
Trilogy Energy Corporation	85,300	2,359,398

		18,759,122

1

Portfolio of investments — June 30, 2014 (unaudited)	Wells Fargo Advantage Small/Mid Cap Value Fund

Security name	Shares	Value

Financials : 18.31%

Banks : 6.78%
1st United Bancorp Incorporated	89,100	$768,042
American River Bankshares †	88,500	773,490
Bancorp Incorporated †	83,000	988,530
BBCN Bancorp Incorporated	50,706	808,761
First Niagara Financial Group Incorporated	49,100	429,134
IBERIABANK Corporation	5,998	415,002
Midsouth Bancorp Incorporated	34,400	684,216
Pacific Premier Bancorp Incorporated †	106,400	1,499,176
Sierra Bancorp	95,700	1,512,060
Wilshire Bancorp Incorporated	61,600	632,632

		8,511,043

Capital Markets : 0.48%
Safeguard Scientifics Incorporated †	28,700	596,673

Consumer Finance : 0.55%
Cash America International Incorporated	15,500	688,665

Insurance : 1.80%
Argo Group International Holdings Limited	12,800	654,208
First Acceptance Corporation †	147,600	361,620
Health Insurance Innovations Incorporated Class A †	74,200	914,144
Hilltop Holdings Incorporated †	15,800	335,908

		2,265,880

REITs : 8.41%
Chimera Investment Corporation	1,161,000	3,703,590
MFA Mortgage Investments Incorporated	60,300	495,063
Origen Financial Incorporated	497,100	775,476
Redwood Trust Incorporated	75,900	1,477,773
Sun Communities Incorporated	16,100	802,424
UMH Properties Incorporated	329,000	3,299,870

		10,554,196

Thrifts & Mortgage Finance : 0.29%
Northwest Bancshares Incorporated	27,200	369,104

Health Care : 4.73%

Health Care Equipment & Supplies : 2.19%
Allied Healthcare Products Incorporated †	322,200	776,502
EnteroMedics Incorporated †	799,200	1,246,752
OraSure Technologies Incorporated †	38,290	329,677
Stryker Corporation	4,790	403,893

		2,756,824

Health Care Providers & Services : 0.77%
Cross Country Healthcare Incorporated †	148,300	966,916

Health Care Technology : 1.77%
Allscripts Healthcare Solutions Incorporated †	41,500	666,075
Merge Healthcare Incorporated †	351,100	796,997
Omnicell Incorporated †	26,300	755,073

		2,218,145

2

Wells Fargo Advantage Small/Mid Cap Value Fund	Portfolio of investments — June 30, 2014 (unaudited)

Security name	Shares	Value

Industrials : 16.04%

Aerospace & Defense : 0.98%
Orbital Sciences Corporation †	41,800	$1,235,190

Airlines : 3.57%
American Airlines Group Incorporated †	29,000	1,245,840
JetBlue Airways Corporation †	143,200	1,553,720
LATAM Airlines Group SP ADR	88,692	1,190,247
United Continental Holdings Incorporated †	12,000	493,739

		4,483,546

Building Products : 0.99%
Patrick Industries Incorporated †	26,650	1,241,624

Commercial Services & Supplies : 2.45%
ABM Industries Incorporated	46,500	1,254,570
ACCO Brands Corporation †	159,400	1,021,754
Cintas Corporation	7,700	489,258
Healthcare Services Group Incorporated	10,700	315,008

		3,080,590

Construction & Engineering : 2.60%
Integrated Electrical Services Incorporated †	279,000	1,824,660
Sterling Construction Company Incorporated †	153,700	1,441,706

		3,266,366

Electrical Equipment : 0.89%
GrafTech International Limited †	107,300	1,122,358

Machinery : 3.07%
Actuant Corporation Class A	38,700	1,337,859
Kennametal Incorporated	34,600	1,601,288
Xylem Incorporated	23,355	912,713

		3,851,860

Professional Services : 0.76%
Hill International Incorporated †	152,100	947,583

Trading Companies & Distributors : 0.73%
Applied Industrial Technologies Incorporated	18,000	913,140

Information Technology : 6.44%

Communications Equipment : 3.25%
Applied Optoelectronics Incorporated †	57,700	1,338,640
Brocade Communications Systems Incorporated	28,800	264,960
Sandvine Corporation †(a)	734,600	2,479,198

		4,082,798

Electronic Equipment, Instruments & Components : 0.93%
GSI Group Incorporated †	9,450	120,299
Knowles Corporation †	34,100	1,048,234

		1,168,533

Semiconductors & Semiconductor Equipment : 0.59%
FormFactor Incorporated †	88,100	732,992

3

Portfolio of investments — June 30, 2014 (unaudited)	Wells Fargo Advantage Small/Mid Cap Value Fund

Security name			Shares		Value

Technology Hardware, Storage & Peripherals : 1.67%
Cray Incorporated †			78,900		$2,098,740

Materials : 13.99%

Containers & Packaging : 0.17%
Intertape Polymer Group Incorporated			19,200		212,074

Metals & Mining : 13.82%
Agnico-Eagle Mines Limited			14,100		540,030
Endeavour Mining Corporation †			1,592,300		1,238,563
Goldcorp Incorporated			25,200		703,332
Goldgroup Mining Incorporated †			559,600		120,620
Goldgroup Mining Incorporated - Legend Shares †			1,041,000		209,751
Lucara Diamond Corporation			513,500		1,249,448
McEwen Mining Incorporated †			436,700		1,257,696
Newmont Mining Corporation			13,300		338,352
NovaGold Resources Incorporated †			46,700		196,607
Randgold Resources Limited ADR			64,300		5,439,780
Rockwell Diamonds Incorporated †(a)			728,200		225,280
Rockwell Diamonds Incorporated - Legend Shares†(i)			1,172,000		362,457
Royal Gold Incorporated			17,300		1,316,873
Sandstorm Gold Limited †			408,300		2,825,436
Silver Wheaton Corporation			50,300		1,321,381

					17,345,606

Telecommunication Services : 0.91%

Diversified Telecommunication Services : 0.91%
Cincinnati Bell Incorporated †			290,400		1,141,272

Total Common Stocks (Cost $77,443,696)					120,645,592

Investment Companies : 1.16%
Market Vectors Junior Gold Miners ETF					1,453,068

Total Investment Companies (Cost $1,910,824)					1,453,068

		Expiration date

Warrants : 0.20%

Health Care : 0.20%

Health Care Equipment & Supplies : 0.20%
EnteroMedics Incorporated †(a)(i)		5-14-2016		270,908	217,435
EnteroMedics Incorporated †(a)(i)		9-28-2016		13,680	12,847
EnteroMedics Incorporated †(a)(i)		7-27-2018		48,280	23,974

Total Warrants (Cost $0)					254,256

	Yield

Short-Term Investments : 2.41%

Investment Companies : 2.41%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (u)(l)	0.07%			3,029,590	3,029,590

Total Short-Term Investments (Cost $3,029,590)					3,029,590

4

Wells Fargo Advantage Small/Mid Cap Value Fund	Portfolio of investments — June 30, 2014 (unaudited)

Total investments in securities (Cost $82,384,110)*	99.86%	$125,382,506
Other assets and liabilities, net	0.14	177,217

Total net assets	100.00%	$125,559,723

†	Non-income-earning security
(a)	The security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
(u)	The rate represents the 7-day annualized yield at period end.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
*	Cost for federal income tax purposes is $87,311,920 and unrealized gains (losses) consists of:

Gross unrealized gains	$48,343,037
Gross unrealized losses	(10,272,451)

Net unrealized gains	$38,070,586

5

Wells Fargo Advantage Small/Mid Cap Value Fund (the “Fund”)

Notes to Portfolio of investments – June 30, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On June 30, 2014, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2014:

	Quoted prices (Level 1)	Other significant observable Inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Consumer discretionary	$16,312,722	$0	$0	$16,312,722
Energy	26,121,754	2,359,398	0	28,481,152
Financials	22,985,561	0	0	22,985,561
Health care	5,941,885	0	0	5,941,885
Industrials	20,142,257	0	0	20,142,257
Information technology	5,603,865	2,479,198	0	8,083,063
Materials	15,870,878	1,686,802	0	17,557,680
Telecommunication services	1,141,272	0	0	1,141,272
Investment companies	1,453,068	0	0	1,453,068
Warrants
Health care	0	254,256	0	254,256
Short-term investments
Investment companies	3,029,590	0	0	3,029,590

Total assets	$118,602,852	$6,779,654	$0	$125,382,506

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended June 30, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Special Small Cap Value Fund	Portfolio of investments — June 30, 2014 (unaudited)

Security name	Shares	Value

Common Stocks : 92.42%

Consumer Discretionary : 13.61%

Diversified Consumer Services : 3.09%
Hillenbrand Incorporated	228,102	$7,440,687
JTH Holding Incorporated Class A †	161,400	5,376,234
Matthews International Corporation Class A	222,498	9,249,242

		22,066,163

Hotels, Restaurants & Leisure : 3.43%
Denny’s Corporation †	1,318,996	8,599,854
DineEquity Incorporated	146,300	11,629,387
Krispy Kreme Doughnuts Incorporated †	264,900	4,233,102

		24,462,343

Household Durables : 1.08%
Cavco Industries Incorporated †	33,544	2,861,303
Dixie Group Incorporated †	459,546	4,866,592

		7,727,895

Media : 1.76%
AH Belo Corporation	902,200	10,691,070
Time Incorporated †	76,100	1,843,142

		12,534,212

Specialty Retail : 3.37%
Ascena Retail Group Incorporated †	268,500	4,591,350
Christopher & Banks Corporation †	615,320	5,390,203
Guess? Incorporated	318,200	8,591,400
Pier 1 Imports Incorporated	354,000	5,455,140

		24,028,093

Textiles, Apparel & Luxury Goods : 0.88%
Delta Apparel Incorporated †	307,839	4,408,254
Steven Madden Limited †	54,200	1,859,060

		6,267,314

Consumer Staples : 6.39%

Beverages : 0.92%
Cott Corporation	922,400	6,521,368

Food & Staples Retailing : 0.61%
SUPERVALU Incorporated †	531,500	4,368,930

Food Products : 2.40%
TreeHouse Foods Incorporated †	214,100	17,142,987

Household Products : 2.46%
Central Garden & Pet Company †	260,892	2,374,117
Central Garden & Pet Company Class A †	227,302	2,091,178
Spectrum Brands Holdings Incorporated	43,100	3,707,893
WD-40 Company	124,722	9,381,589

		17,554,777

1

Portfolio of investments — June 30, 2014 (unaudited)	Wells Fargo Advantage Special Small Cap Value Fund

Security name	Shares	Value

Energy : 4.25%

Energy Equipment & Services : 1.94%
Atwood Oceanics Incorporated †	115,900	$6,082,432
Cal Dive International Incorporated †«	382,400	504,768
Steel Excel Incorporated †	205,010	7,247,104

		13,834,304

Oil, Gas & Consumable Fuels : 2.31%
Comstock Resources Incorporated	172,363	4,970,949
Energy XXI (Bermuda) Limited	188,400	4,451,892
Sanchez Energy Corporation †	35,448	1,332,490
Stone Energy Corporation †	121,600	5,689,664

		16,444,995

Financials : 19.56%

Banks : 9.36%
Associated BancCorp	202,700	3,664,816
BBCN BanCorp Incorporated	220,100	3,510,595
First Citizens BancShares Incorporated	110,408	27,049,960
First Niagara Financial Group Incorporated	439,200	3,838,608
Sterling BanCorp	294,216	3,530,592
Synovus Financial Corporation	202,800	4,944,264
TCF Financial Corporation	504,736	8,262,528
UMB Financial Corporation	189,161	11,990,920

		66,792,283

Capital Markets : 2.23%
Apollo Investment Corporation	461,833	3,976,382
CIFC Corporation «	254,285	2,291,108
Westwood Holdings Group Incorporated	160,412	9,631,136

		15,898,626

Consumer Finance : 0.21%
JGWPT Holdings Incorporated †«	131,100	1,476,186

Insurance : 6.16%
Brown & Brown Incorporated	329,400	10,115,874
Endurance Specialty Holdings Limited	70,500	3,637,095
Fidelity & Guaranty Life	134,944	3,230,559
Fortegra Financial Corporation †	372,720	2,840,126
ProAssurance Corporation	206,700	9,177,480
Stewart Information Services Corporation	151,900	4,710,419
Validus Holdings Limited	266,800	10,202,432

		43,913,985

REITs : 1.10%
Hatteras Financial Corporation	398,208	7,888,500

Thrifts & Mortgage Finance : 0.50%
People’s United Financial Incorporated	235,600	3,574,052

Health Care : 8.55%

Health Care Equipment & Supplies : 4.66%
Analogic Corporation	68,400	5,351,616
Haemonetics Corporation †	273,300	9,642,024
ICU Medical Incorporated †	90,163	5,482,812

2

Wells Fargo Advantage Special Small Cap Value Fund	Portfolio of investments — June 30, 2014 (unaudited)

Security name	Shares	Value

Health Care Equipment & Supplies (continued)
Steris Corporation	104,500	$5,588,660
West Pharmaceutical Services Incorporated	169,382	7,144,533

		33,209,645

Health Care Providers & Services : 2.28%
AMN Healthcare Services Incorporated †	319,500	3,929,850
Hanger Incorporated †	72,100	2,267,545
Owens & Minor Incorporated	100,500	3,414,990
Patterson Companies Incorporated	168,600	6,661,386

		16,273,771

Health Care Technology : 0.22%
Omnicell Incorporated †	55,600	1,596,276

Life Sciences Tools & Services : 1.15%
Bio-Rad Laboratories Incorporated Class A †	47,000	5,626,370
Cambrex Corporation †	123,854	2,563,778

		8,190,148

Pharmaceuticals : 0.24%
Prestige Brands Holdings Incorporated †	50,100	1,697,889

Industrials : 19.58%

Air Freight & Logistics : 1.49%
Forward Air Corporation	223,077	10,674,234

Building Products : 2.58%
Quanex Building Products Corporation	357,799	6,393,868
Simpson Manufacturing Company Incorporated	329,718	11,988,546

		18,382,414

Commercial Services & Supplies : 3.90%
ACCO Brands Corporation †	806,769	5,171,389
Clean Harbors Incorporated †	110,000	7,067,500
Courier Corporation	322,645	4,813,863
Viad Corporation	451,153	10,755,488

		27,808,240

Construction & Engineering : 1.09%
EMCOR Group Incorporated	174,900	7,788,297

Electrical Equipment : 2.50%
Franklin Electric Company Incorporated	303,900	12,256,287
RegalBeloit Corporation	71,200	5,593,472

		17,849,759

Machinery : 6.67%
Commercial Vehicle Group Incorporated †	195,898	1,966,816
Douglas Dynamics Incorporated	432,300	7,617,126
ESCO Technologies Incorporated	103,000	3,567,920
Kadant Incorporated	515,966	19,838,893
Mueller Industries Incorporated	495,240	14,565,008

		47,555,763

3

Portfolio of investments — June 30, 2014 (unaudited)	Wells Fargo Advantage Special Small Cap Value Fund

Security name	Shares	Value

Professional Services : 0.71%
Korn/Ferry International †	172,246	$5,058,865

Trading Companies & Distributors : 0.64%
MRC Global Incorporated †	161,946	4,581,452

Information Technology : 13.72%

Communications Equipment : 1.44%
Aviat Networks Incorporated †	949,847	1,215,804
Ixia Corporation †	476,000	5,440,680
NETGEAR Incorporated †	104,500	3,633,465

		10,289,949

Electronic Equipment, Instruments & Components : 4.64%
AVX Corporation	368,698	4,896,309
GSI Group Incorporated †	705,335	8,978,915
Jabil Circuit Incorporated	165,600	3,461,040
Orbotech Limited †	438,015	6,649,068
Vishay Intertechnology Incorporated	588,021	9,108,445

		33,093,777

IT Services : 1.92%
Acxiom Corporation †	146,900	3,186,261
DST Systems Incorporated	31,684	2,920,314
Sykes Enterprises Incorporated †	350,300	7,612,019

		13,718,594

Semiconductors & Semiconductor Equipment : 1.82%
DSP Group Incorporated †	534,715	4,539,730
Exar Corporation †	434,552	4,910,438
Lattice Semiconductor Corporation †	428,181	3,532,493

		12,982,661

Software : 2.40%
ACI Worldwide Incorporated †	144,884	8,088,874
Compuware Corporation	307,700	3,073,923
Progress Software Corporation †	247,051	5,939,106

		17,101,903

Technology Hardware, Storage & Peripherals : 1.50%
Imation Corporation †(l)	2,280,902	7,846,303
QLogic Corporation †	160,200	1,616,418
Quantum Corporation †«	1,018,600	1,242,692

		10,705,413

Materials : 6.76%

Chemicals : 4.02%
A. Schulman Incorporated	257,358	9,959,755
Innospec Incorporated	214,300	9,251,331
LSB Industries Incorporated †	84,392	3,516,615
Plastec Technologies Limited †(a)(i)	152,938	948,216
Sensient Technologies Corporation	90,100	5,020,372

		28,696,289

4

Wells Fargo Advantage Special Small Cap Value Fund	Portfolio of investments — June 30, 2014 (unaudited)

Security name				Shares	Value

Paper & Forest Products : 2.74%
Neenah Paper Incorporated				204,614	$10,875,234
Schweitzer Manduit International Incorporated				198,500	8,666,510

					19,541,744

Total Common Stocks (Cost $552,286,110)					659,294,096

Investment Companies : 1.60%
iShares Russell 2000 Value Index ETF «					11,384,518

Total Investment Companies (Cost $10,911,523)					11,384,518

			Expiration date

Warrants : 0.00%

Industrials: 0.00%

Aerospace & Defense : 0.00%
Plastec Technologies Limited †(a)(i)			11-18-2014	145,800	0

Total Warrants (Cost $0)					0

Short-Term Investments : 7.84%

		Yield

Investment Companies : 7.84%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.07%		43,785,630	43,785,630
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(v)(r)		0.11		12,134,475	12,134,475

Total Short-Term Investments (Cost $55,920,105)					55,920,105

Total investments in securities (Cost $619,117,738)*	101.86%				726,598,719
Other assets and liabilities, net	(1.86)				(13,271,582)

Total net assets	100.00%				$713,327,137

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(a)	The security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
(u)	The rate represents the 7-day annualized yield at period end.
(v)	The security represents an investment of cash collateral received from securities on loan.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $626,027,113 and unrealized gains (losses) consists of:

Gross unrealized gains	$171,250,535
Gross unrealized losses	(70,678,929)

Net unrealized gains	$100,571,606

5

Wells Fargo Advantage Special Small Cap Value Fund (“the Fund”)

Notes to Portfolio of investments – June 30, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2014, the inputs used in valuing investments in securities were as follows:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$9,7086,020	$0	$0	$9,7086,020
Consumer staples	45,588,062	0	0	45,588,062
Energy	30,279,299	0	0	30,279,299
Financials	139,543,632	0	0	139,543,632
Health care	60,967,729	0	0	60,967,729
Industrials	139,699,024	0	0	139,699,024
Information technology	97,892,297	0	0	97,892,297
Materials	47,289,817	0	948,216	4,8238,033
Investment companies	11,384,518	0	0	11,384,518
Short-term investments
Investment companies	43,785,630	12,134,475	0	55,920,105

Total assets	$713,516,028	$12,134,475	$948,216	$726,598,719

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended June 30, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Investments in affiliates

An affiliated investment is a company in which the Fund has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions for the long-term holdings of issuers that were either affiliates of the Fund at the beginning of the period or the end of the period.

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Imation Corporation	2,245,600	64,802	29,500	2,280,902	$7,846,303
Kadant Incorporated*	459,866	38,700	94,800	515,966	19,838,893

					$27,685,196

*	No longer an affiliate of the Fund at the end of the period.

Wells Fargo Advantage Traditional Small Cap Growth Fund	Portfolio of investments — June 30, 2014 (unaudited)

Security name	Shares	Value

Common Stocks : 97.46%

Consumer Discretionary : 13.41%

Diversified Consumer Services : 3.06%
Bright Horizons Family Solutions Incorporated †	35,700	$1,532,958
Grand Canyon Education Incorporated †	36,600	1,682,502
LifeLock Incorporated †	101,200	1,412,752

		4,628,212

Hotels, Restaurants & Leisure : 4.36%
Bravo Brio Restaurant Group Incorporated †	72,800	1,136,408
ClubCorp Holdings Incorporated	46,300	858,402
Fiesta Restaurant Group Incorporated †	37,100	1,721,811
Krispy Kreme Doughnuts Incorporated †	79,400	1,268,812
Red Robin Gourmet Burgers Incorporated †	22,600	1,609,120

		6,594,553

Internet & Catalog Retail : 2.94%
HomeAway Incorporated †	35,000	1,218,700
RetailMeNot Incorporated †	70,748	1,882,604
Shutterfly Incorporated †	31,300	1,347,778

		4,449,082

Media : 0.69%
Rentrak Corporation †	19,900	1,043,755

Specialty Retail : 2.36%
Conn’s Incorporated «†	11,700	577,863
Lumber Liquidators Holdings Incorporated †	10,900	827,855
Pier 1 Imports Incorporated	54,100	833,681
Vitamin Shoppe Incorporated †	30,838	1,326,651

		3,566,050

Consumer Staples : 0.70%

Food Products : 0.70%
Annie’s Incorporated †	31,400	1,061,948

Energy : 5.27%

Oil, Gas & Consumable Fuels : 5.27%
Athlon Energy Incorporated †	22,900	1,092,330
Comstock Resources Incorporated	73,500	2,119,740
Oasis Petroleum Incorporated †	61,900	3,459,591
Rosetta Resources Incorporated †	23,800	1,305,430

		7,977,091

Financials : 7.70%

Banks : 1.83%
SVB Financial Group †	23,800	2,775,556

Capital Markets : 3.11%
Evercore Partners Incorporated Class A	36,300	2,092,332
Financial Engines Incorporated	57,900	2,621,712

		4,714,044

1

Portfolio of investments — June 30, 2014 (unaudited)	Wells Fargo Advantage Traditional Small Cap Growth Fund

Security name	Shares	Value

Consumer Finance : 1.92%
Portfolio Recovery Associates Incorporated †	48,700	$2,899,111

Diversified Financial Services : 0.84%
MarketAxess Holdings Incorporated	23,400	1,265,004

Health Care : 24.19%

Biotechnology : 5.75%
Alnylam Pharmaceuticals Incorporated †	22,700	1,433,959
Cepheid Incorporated †	29,100	1,395,054
Exact Sciences Corporation «†	119,300	2,031,679
ISIS Pharmaceuticals Incorporated «†	30,500	1,050,725
Keryx Biopharmaceuticals Incorporated «†	41,300	635,194
Ligand Pharmaceuticals Incorporated †	13,600	847,144
NPS Pharmaceuticals Incorporated †	39,700	1,312,085

		8,705,840

Health Care Equipment & Supplies : 8.15%
Align Technology Incorporated †	53,200	2,981,328
Cardiovascular Systems Incorporated †	83,484	2,601,361
DexCom Incorporated †	86,637	3,436,023
Endologix Incorporated †	132,600	2,016,846
LDR Holding Corporation †	52,100	1,303,021

		12,338,579

Health Care Providers & Services : 3.23%
Capital Senior Living Corporation †	87,000	2,074,080
ExamWorks Group Incorporated †	48,600	1,542,078
Healthways Incorporated †	72,491	1,271,492

		4,887,650

Health Care Technology : 2.81%
HealthStream Incorporated †	39,156	951,491
HMS Holdings Corporation †	77,800	1,587,898
Medidata Solutions Incorporated †	39,900	1,708,119

		4,247,508

Pharmaceuticals : 4.25%
Akorn Incorporated «†	93,900	3,122,175
Egalet Corporation «†	45,800	600,896
Pacira Pharmaceuticals Incorporated †	29,400	2,700,684

		6,423,755

Industrials : 16.54%

Aerospace & Defense : 3.65%
Hexcel Corporation †	78,443	3,208,319
TASER International Incorporated †	173,900	2,312,870

		5,521,189

Building Products : 1.30%
Gibraltar Industries Incorporated †	60,158	933,051
USG Corporation «†	34,500	1,039,485

		1,972,536

2

Wells Fargo Advantage Traditional Small Cap Growth Fund	Portfolio of investments — June 30, 2014 (unaudited)

Security name	Shares	Value

Commercial Services & Supplies : 1.57%
InnerWorkings Incorporated †	279,249	$2,373,617

Machinery : 4.55%
Barnes Group Incorporated	68,800	2,651,552
RBC Bearings Incorporated	38,547	2,468,935
The Middleby Corporation †	21,300	1,761,936

		6,882,423

Professional Services : 1.92%
Wageworks Incorporated †	60,320	2,908,027

Road & Rail : 1.33%
Genesee & Wyoming Incorporated Class A †	19,200	2,016,000

Trading Companies & Distributors : 2.22%
Beacon Roofing Supply Incorporated †	66,000	2,185,920
Watsco Incorporated	11,400	1,171,464

		3,357,384

Information Technology : 27.14%

Communications Equipment : 1.77%
Aruba Networks Incorporated †	89,600	1,569,792
Sonus Networks Incorporated †	310,100	1,113,259

		2,683,051

Internet Software & Services : 10.89%
Bankrate Incorporated †	149,803	2,627,545
Cornerstone OnDemand Incorporated †	43,900	2,020,278
Demandware Incorporated †	16,800	1,165,416
E2open Incorporated «†	56,200	1,161,654
LivePerson Incorporated †	221,842	2,251,696
Marketo Incorporated «†	45,500	1,323,140
Pandora Media Incorporated †	64,400	1,899,800
Shutterstock Incorporated «†	20,806	1,726,482
SPS Commerce Incorporated †	11,009	695,659
Textura Corporation «†	68,100	1,609,884

		16,481,554

Semiconductors & Semiconductor Equipment : 4.57%
Cavium Incorporated †	59,700	2,964,702
Inphi Corporation †	71,200	1,045,216
Mellanox Technologies Limited «†	52,100	1,816,206
Power Integrations Incorporated	18,900	1,087,506

		6,913,630

Software : 9.91%
Concur Technologies Incorporated «†	39,278	3,666,209
Fleetmatics Group plc †	43,112	1,394,242
Guidewire Software Incorporated †	41,000	1,667,060
Infoblox Incorporated †	101,544	1,335,304
Proofpoint Incorporated †	75,900	2,843,214
Qlik Technologies Incorporated †	64,400	1,456,728
Ultimate Software Group Incorporated †	18,974	2,621,637

		14,984,394

3

Portfolio of investments — June 30, 2014 (unaudited)	Wells Fargo Advantage Traditional Small Cap Growth Fund

Security name			Shares	Value

Materials : 1.18%

Metals & Mining : 1.18%
Materion Corporation			48,066	$1,777,961

Telecommunication Services : 1.33%

Diversified Telecommunication Services : 1.33%
Cogent Communications Group Incorporated			58,262	2,012,952

Total Common Stocks (Cost $109,078,397)				147,462,456

		Yield

Short-Term Investments : 14.26%

Investment Companies : 14.26%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.07%	2,226,667	2,226,667
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)		0.11	19,340,631	19,340,631

Total Short-Term Investments (Cost $21,567,298)				21,567,298

Total investments in securities (Cost $130,645,695)*	111.72%			169,029,754
Other assets and liabilities, net	(11.72)			(17,728,650)

Total net assets	100.00%			$151,301,104

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $131,396,934 and unrealized gains (losses) consists of:

Gross unrealized gains	$41,905,779
Gross unrealized losses	(4,272,959)

Net unrealized gains	$37,632,820

4

Wells Fargo Advantage Traditional Small Cap Growth Fund (the “Fund”)

Notes to Portfolio of investments – June 30, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2014:

Assets	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$20,281,652	$0	$0	$20,281,652
Consumer staples	1,061,948	0	0	1,061,948
Energy	7,977,091	0	0	7,977,091
Financials	11,653,715	0	0	11,653,715
Health care	36,603,332	0	0	36,603,332
Industrials	25,031,176	0	0	25,031,176
Information technology	41,062,629	0	0	41,062,629
Materials	1,777,961	0	0	1,777,961
Telecommunication services	2,012,952	0	0	2,012,952
Short-term investments
Investment companies	2,226,667	19,340,631	0	21,567,298

Total assets	$149,689,123	$19,340,631	$0	$169,029,754

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended June 30, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Diversified Capital Builder Fund	Portfolio of investments — June 30, 2014 (unaudited)

Security name	Shares	Value

Common Stocks : 85.61%

Consumer Discretionary : 5.56%

Distributors : 2.87%
Genuine Parts Company	200,000	$17,560,000

Hotels, Restaurants & Leisure : 0.63%
Marriott International Incorporated Class A	60,000	3,846,000

Household Durables : 0.48%
Jarden Corporation †	50,000	2,967,500

Media : 0.44%
Comcast Corporation Class A	50,000	2,684,000

Specialty Retail : 1.14%
Group 1 Automotive Incorporated	25,000	2,107,750
The Home Depot Incorporated	60,000	4,857,600

		6,965,350

Consumer Staples : 6.51%

Food & Staples Retailing : 4.56%
CVS Caremark Corporation	370,000	27,886,900

Household Products : 0.31%
Colgate-Palmolive Company	20,000	1,363,600
Kimberly-Clark Corporation	5,000	556,100

		1,919,700

Personal Products : 1.64%
Estee Lauder Companies Incorporated Class A	135,000	10,025,100

Energy : 13.24%

Energy Equipment & Services : 1.05%
Bristow Group Incorporated	50,000	4,031,000
Schlumberger Limited	20,000	2,359,000

		6,390,000

Oil, Gas & Consumable Fuels : 12.19%
Anadarko Petroleum Corporation	15,000	1,642,050
Cabot Oil & Gas Corporation	120,000	4,096,800
ConocoPhillips Company	70,000	6,001,100
Energy Transfer Equity LP	210,000	12,377,400
EOG Resources Incorporated	95,000	11,101,700
Kinder Morgan Incorporated	355,000	12,872,300
Marathon Oil Corporation	215,000	8,582,800
NOW Incorporated †	20,000	724,200
Plains All American Pipeline LP	190,000	11,409,500
Range Resources Corporation	30,000	2,608,500
Whiting Petroleum Corporation †	40,000	3,210,000

		74,626,350

Financials : 1.96%

Banks : 1.58%
PNC Financial Services Group Incorporated	55,000	4,897,750

1

Portfolio of investments — June 30, 2014 (unaudited)	Wells Fargo Advantage Diversified Capital Builder Fund

Security name	Shares	Value

Banks (continued)
Regions Financial Corporation	225,000	$2,389,500
SunTrust Banks Incorporated	60,000	2,403,600

		9,690,850

Insurance : 0.38%
Chubb Corporation	25,000	2,304,250

Health Care : 18.05%

Biotechnology : 1.03%
Amgen Incorporated	40,000	4,734,800
Medivation Incorporated †	20,000	1,541,600

		6,276,400

Health Care Equipment & Supplies : 8.07%
Baxter International Incorporated	20,000	1,446,000
Becton Dickinson & Company	150,000	17,745,000
CareFusion Corporation †	100,000	4,435,000
Covidien plc	270,000	24,348,600
Hologic Incorporated †	40,000	1,014,000
Meridian Diagnostics Incorporated «	20,000	412,800

		49,401,400

Health Care Providers & Services : 1.40%
DaVita HealthCare Partners Incorporated †	40,000	2,892,800
McKesson Corporation	25,000	4,655,250
Owens & Minor Incorporated	30,000	1,019,400

		8,567,450

Life Sciences Tools & Services : 1.25%
Thermo Fisher Scientific Incorporated	65,000	7,670,000

Pharmaceuticals : 6.30%
AbbVie Incorporated	275,000	15,521,000
Allergan Incorporated	40,000	6,768,800
Eli Lilly & Company	50,000	3,108,500
Mylan Laboratories Incorporated †	190,000	9,796,400
Novartis AG ADR	10,000	905,300
Salix Pharmaceuticals Limited †	20,000	2,467,000

		38,567,000

Industrials : 15.75%

Aerospace & Defense : 3.71%
Curtiss-Wright Corporation	15,000	983,400
General Dynamics Corporation	70,000	8,158,500
Lockheed Martin Corporation	45,000	7,232,850
United Technologies Corporation	55,000	6,349,750

		22,724,500

Building Products : 2.10%
Apogee Enterprises Incorporated	125,000	4,357,500
Lennox International Incorporated	95,000	8,509,150

		12,866,650

2

Wells Fargo Advantage Diversified Capital Builder Fund	Portfolio of investments — June 30, 2014 (unaudited)

Security name	Shares	Value

Construction & Engineering : 0.38%
Chicago Bridge & Iron Company NV	25,000	$1,705,000
Dycom Industries Incorporated †	20,000	626,200

		2,331,200

Electrical Equipment : 4.75%
AMETEK Incorporated	155,000	8,103,400
RegalBeloit Corporation	70,000	5,499,200
Rockwell Automation Incorporated	45,000	5,632,200
Roper Industries Incorporated	45,000	6,570,450
Sensata Technologies Holdings NV †	70,000	3,274,600

		29,079,850

Industrial Conglomerates : 0.39%
Danaher Corporation	30,000	2,361,900

Machinery : 4.33%
Chart Industries Incorporated †	5,000	413,700
Donaldson Company Incorporated	40,000	1,692,800
Flowserve Corporation	105,000	7,806,750
IDEX Corporation	110,000	8,881,400
Pall Corporation	90,000	7,685,100

		26,479,750

Road & Rail : 0.09%
Hertz Global Holdings Incorporated †	20,000	560,600

Information Technology : 9.67%

Electronic Equipment, Instruments & Components : 5.47%
Amphenol Corporation Class A	150,000	14,451,000
FEI Company	210,000	19,053,300

		33,504,300

IT Services : 2.71%
Automatic Data Processing Incorporated	200,000	15,856,000
MasterCard Incorporated Class A	10,000	734,700

		16,590,700

Technology Hardware, Storage & Peripherals : 1.49%
Seagate Technology plc	160,000	9,091,200

Materials : 7.99%

Chemicals : 7.99%
Eastman Chemical Company	15,000	1,310,250
FMC Corporation	60,000	4,271,400
LyondellBasell Industries NV Class A	300,000	29,295,000
PPG Industries Incorporated	10,000	2,101,500
Sigma-Aldrich Corporation	25,000	2,537,000
Valspar Corporation	30,000	2,285,700
Westlake Chemical Corporation	85,000	7,119,600

		48,920,450

3

Portfolio of investments — June 30, 2014 (unaudited)	Wells Fargo Advantage Diversified Capital Builder Fund

Security name			Shares	Value

Utilities : 6.88%

Electric Utilities : 4.40%
American Electric Power Company Incorporated			160,000	$8,923,200
Edison International			150,000	8,716,500
Pinnacle West Capital Corporation			160,000	9,254,400

				26,894,100

Gas Utilities : 0.34%
Atmos Energy Corporation			10,000	534,000
National Fuel Gas Company			20,000	1,566,000

				2,100,000

Independent Power & Renewable Electricity Producers : 1.63%
AES Corporation			425,000	6,608,750
NRG Energy Incorporated			90,000	3,348,000

				9,956,750

Multi-Utilities : 0.51%
Sempra Energy			30,000	3,141,300

Total Common Stocks (Cost $410,744,451)				523,951,500

	Interest rate	Maturity date	Principal

Corporate Bonds and Notes : 12.07%

Consumer Discretionary : 0.24%

Specialty Retail : 0.24%
Group 1 Automotive Incorporated 144A	5.00%	6-1-2022	$1,500,000	1,500,000

Energy : 1.66%

Energy Equipment & Services : 0.52%
Bristow Group Incorporated	6.25	10-15-2022	2,000,000	2,150,000
Hornbeck Offshore Services Incorporated	5.88	4-1-2020	1,000,000	1,035,000

				3,185,000

Oil, Gas & Consumable Fuels : 1.14%
Antero Resources Corporation 144A	5.13	12-1-2022	1,000,000	1,027,500
Atlas Pipeline Partners LP	5.88	8-1-2023	650,000	661,375
Energy Transfer Equity LP	5.88	1-15-2024	300,000	313,500
Energy Transfer Equity LP 144A	5.88	1-15-2024	1,700,000	1,776,500
Regency Energy Partners LP	5.88	3-1-2022	1,000,000	1,086,250
Sabine Pass Liquefaction LLC	5.63	4-15-2023	2,000,000	2,085,000

				6,950,125

Financials : 0.84%

REITs : 0.84%
Crown Castle International Corporation	4.88	4-15-2022	5,000,000	5,168,750

Health Care : 0.61%

Health Care Providers & Services : 0.17%
DaVita HealthCare Partners Incorporated	5.75	8-15-2022	1,000,000	1,068,750

Pharmaceuticals : 0.44%
Salix Pharmaceuticals Incorporated 144A	6.00	1-15-2021	2,500,000	2,681,250

4

Wells Fargo Advantage Diversified Capital Builder Fund	Portfolio of investments — June 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Industrials : 0.87%

Building Products : 0.21%
Dycom Investments Incorporated	7.13%	1-15-2021	$1,200,000	$1,290,000

Commercial Services & Supplies : 0.09%
Iron Mountain Incorporated	5.75	8-15-2024	500,000	515,000

Electrical Equipment : 0.23%
General Cable Corporation 144A	6.50	10-1-2022	1,400,000	1,424,500

Road & Rail : 0.34%
Hertz Corporation	6.25	10-15-2022	1,978,000	2,094,208

Information Technology : 1.13%

Communications Equipment : 0.96%
CommScope Holdings Incorporated 144A	5.50	6-15-2024	5,800,000	5,894,248

Electronic Equipment, Instruments & Components : 0.17%
Belden Incorporated 144A	5.25	7-15-2024	1,000,000	1,007,500

Materials : 5.21%

Chemicals : 5.21%
Kraton Polymers LLC	6.75	3-1-2019	1,770,000	1,865,138
Olin Corporation	5.50	8-15-2022	1,000,000	1,060,000
Rayonier Advanced Materials Products Incorporated 144A	5.50	6-1-2024	5,835,000	5,937,113
Tronox Finance LLC «	6.38	8-15-2020	22,288,000	23,012,360

				31,874,611

Utilities : 1.51%

Independent Power & Renewable Electricity Producers : 1.51%
NGL Energy Partners LP / NGL Energy Finance Corporation 144A%%	5.13	7-15-2019	2,000,000	2,005,000
NRG Energy Incorporated	6.63	3-15-2023	500,000	541,250
NRG Energy Incorporated	7.88	5-15-2021	500,000	554,375
The AES Corporation	5.50	3-15-2024	6,000,000	6,135,000

				9,235,625

Total Corporate Bonds and Notes (Cost $71,869,106)				73,889,567

Yankee Corporate Bonds and Notes : 1.15%

Energy : 0.17%

Energy Equipment & Services : 0.17%
McDermott International Incorporated 144A	8.00	5-1-2021	1,000,000	1,027,500

Industrials : 0.65%

Electrical Equipment : 0.65%
Sensata Technologies BV 144A	4.88	10-15-2023	4,000,000	3,970,000

Information Technology : 0.33%

Technology Hardware, Storage & Peripherals : 0.33%
Seagate HDD (Cayman) 144A	4.75	6-1-2023	2,000,000	2,015,000

Total Yankee Corporate Bonds and Notes (Cost $6,883,075)				7,012,500

5

Portfolio of investments — June 30, 2014 (unaudited)	Wells Fargo Advantage Diversified Capital Builder Fund

Security name		Yield	Shares	Value

Short-Term Investments : 4.08%

Investment Companies : 4.08%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)##		0.07%	4,565,401	$4,565,401
Wells Fargo Securities Lending Cash Investments, LLC (r)(v)(l)(u)		0.11	20,382,584	20,382,584

Total Short-Term Investments (Cost $24,947,985)				24,947,985

Total investments in securities (Cost $514,444,617)*	102.91%			629,801,552
Other assets and liabilities, net	(2.91)			(17,792,611)

Total net assets	100.00%			$612,008,941

†	Non-income-earning security
«	All or a portion of this security is on loan.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
%%	The security is issued on a when-issued basis.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security has been segregated for when-issued securities.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(v)	The security represents an investment of cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $514,226,645 and unrealized gains (losses) consists of:

Gross unrealized gains	$116,501,805
Gross unrealized losses	$(926,898)

Net unrealized gains	$115,574,907

6

Wells Fargo Advantage Diversified Capital Builder Fund (the “Fund”)

Notes to Portfolio of investments – June 30, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2014, the inputs used in valuing investments in securities were as follows:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$34,022,850	$0	$0	$34,022,850
Consumer staples	39,831,700	0	0	39,831,700
Energy	81,016,350	0	0	81,016,350
Financials	11,995,100	0	0	11,995,100
Health care	110,482,250	0	0	110,482,250
Industrials	96,404,450	0	0	96,404,450
Information technology	59,186,200	0	0	59,186,200
Materials	48,920,450	0	0	48,920,450
Utilities	42,092,150	0	0	42,092,150
Corporate bonds and notes	0	73,889,567	0	73,889,567
Yankee corporate bonds and notes	0	7,012,500	0	7,012,500
Short-term investments
Investment companies	4,565,401	20,382,584	0	24,947,985

Total assets	$528,516,901	$101,284,651	$0	$629,801,552

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended June 30, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Diversified Income Builder Fund	Portfolio of investments — June 30, 2014 (unaudited)

Security name	Shares	Value

Common Stocks : 27.06%

Consumer Discretionary : 1.03%

Distributors : 0.80%
Genuine Parts Company	35,000	$3,073,000

Household Durables : 0.08%
Jarden Corporation †	5,000	296,750

Specialty Retail : 0.15%
Group 1 Automotive Incorporated	7,000	590,170

Consumer Staples : 1.99%

Food & Staples Retailing : 1.47%
CVS Caremark Corporation	75,000	5,652,750

Personal Products : 0.52%
Estee Lauder Companies Incorporated Class A	27,000	2,005,020

Energy : 4.01%

Energy Equipment & Services : 0.10%
Bristow Group Incorporated	5,000	403,100

Oil, Gas & Consumable Fuels : 3.91%
Cabot Oil & Gas Corporation	15,000	512,100
ConocoPhillips Company	30,000	2,571,900
Energy Transfer Equity LP	60,000	3,536,400
Kinder Morgan Incorporated	80,000	2,900,800
Marathon Oil Corporation	30,000	1,197,600
Plains All American Pipeline LP	65,000	3,903,250
Range Resources Corporation	5,000	434,750

		15,056,800

Financials : 0.12%

Banks : 0.12%
PNC Financial Services Group Incorporated	5,000	445,250

Health Care : 7.49%

Biotechnology : 0.46%
Amgen Incorporated	15,000	1,775,550

Health Care Equipment & Supplies : 3.15%
Baxter International Incorporated	5,000	361,500
Becton Dickinson & Company	45,000	5,323,500
CareFusion Corporation †	15,000	665,250
Covidien plc	60,000	5,410,800
Hologic Incorporated †	15,000	380,250

		12,141,300

Health Care Providers & Services : 0.09%
Owens & Minor Incorporated	10,000	339,800

Life Sciences Tools & Services : 0.46%
Thermo Fisher Scientific Incorporated	15,000	1,770,000

Pharmaceuticals : 3.33%
AbbVie Incorporated	80,000	4,515,200
Allergan Incorporated	10,000	1,692,200

1

Portfolio of investments — June 30, 2014 (unaudited)	Wells Fargo Advantage Diversified Income Builder Fund

Security name	Shares	Value

Pharmaceuticals (continued)
Eli Lilly & Company	25,000	$1,554,250
Mylan Incorporated †	90,000	4,640,400
Novartis AG ADR	5,000	452,650

		12,854,700

Industrials : 4.59%

Aerospace & Defense : 1.53%
General Dynamics Corporation	15,000	1,748,250
Lockheed Martin Corporation	15,000	2,410,950
United Technologies Corporation	15,000	1,731,750

		5,890,950

Building Products : 0.63%
Apogee Enterprises Incorporated	18,000	627,480
Lennox International Incorporated	20,000	1,791,400

		2,418,880

Electrical Equipment : 0.76%
AMETEK Incorporated	20,000	1,045,600
Regal-Beloit Corporation	8,000	628,480
Rockwell Automation Incorporated	10,000	1,251,600

		2,925,680

Industrial Conglomerates : 0.57%
Roper Industries Incorporated	15,000	2,190,150

Machinery : 1.10%
Flowserve Corporation	35,000	2,602,250
IDEX Corporation	10,000	807,400
Pall Corporation	10,000	853,900

		4,263,550

Information Technology : 2.84%

Electronic Equipment, Instruments & Components : 1.37%
Amphenol Corporation Class A	22,000	2,119,480
FEI Company	35,000	3,175,550

		5,295,030

IT Services : 1.03%
Automatic Data Processing Incorporated	50,000	3,964,000

Technology Hardware, Storage & Peripherals : 0.44%
Seagate Technology plc	30,000	1,704,600

Materials : 2.70%

Chemicals : 2.70%
FMC Corporation	5,000	355,950
LyondellBasell Industries NV Class A	85,000	8,300,250
Sigma-Aldrich Corporation	5,000	507,400
Westlake Chemical Corporation	15,000	1,256,400

		10,420,000

2

Wells Fargo Advantage Diversified Income Builder Fund	Portfolio of investments — June 30, 2014 (unaudited)

Security name			Shares	Value

Utilities : 2.29%

Electric Utilities : 1.34%
American Electric Power Company Incorporated			25,000	$1,394,250
Edison International			35,000	2,033,850
Pinnacle West Capital Corporation			30,000	1,735,200

				5,163,300

Independent Power & Renewable Electricity Producers : 0.55%
AES Corporation			100,000	1,555,000
NRG Energy Incorporated			15,000	558,000

				2,113,000

Multi-Utilities : 0.40%
Sempra Energy			15,000	1,570,650

Total Common Stocks (Cost $84,261,570)				104,323,980

	Interest rate	Maturity date	Principal

Corporate Bonds and Notes : 65.43%

Consumer Discretionary : 6.66%

Auto Components : 1.03%
Lear Corporation	4.75%	1-15-2023	$4,000,000	3,980,000

Media : 2.15%
DISH DBS Corporation	5.00	3-15-2023	8,160,000	8,313,000

Specialty Retail : 3.48%
Group 1 Automotive Incorporated 144A	5.00	6-1-2022	5,500,000	5,500,000
Penske Auto Group Incorporated	5.75	10-1-2022	7,511,000	7,905,328

				13,405,328

Consumer Staples : 0.63%

Food Products : 0.63%
Post Holdings Incorporated	7.38	2-15-2022	2,000,000	2,165,000
Post Holdings Incorporated 144A	7.38	2-15-2022	250,000	270,625

				2,435,625

Energy : 11.75%

Energy Equipment & Services : 5.44%
Atwood Oceanics Incorporated	6.50	2-1-2020	2,500,000	2,668,750
Bristow Group Incorporated	6.25	10-15-2022	2,000,000	2,150,000
Dresser-Rand Group Incorporated	6.50	5-1-2021	3,485,000	3,728,950
Hornbeck Offshore Services Incorporated	5.88	4-1-2020	12,000,000	12,420,000

				20,967,700

Oil, Gas & Consumable Fuels : 6.31%
Antero Resources Corporation 144A	5.13	12-1-2022	2,000,000	2,055,000
Atlas Pipeline Partners LP	5.88	8-1-2023	8,966,000	9,122,905
Energy Transfer Equity LP	5.88	1-15-2024	400,000	418,000
Energy Transfer Equity LP 144A	5.88	1-15-2024	2,280,000	2,382,600
NGL Energy Partners LP / NGL Energy Finance Corporation 144A%%	5.13	7-15-2019	2,500,000	2,506,250
Regency Energy Partners LP	4.50	11-1-2023	1,000,000	990,000
Regency Energy Partners LP	5.88	3-1-2022	500,000	543,125
Sabine Pass Liquefaction LLC	5.63	2-1-2021	5,000,000	5,287,500

3

Portfolio of investments — June 30, 2014 (unaudited)	Wells Fargo Advantage Diversified Income Builder Fund

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Tesoro Corporation	5.13%	4-1-2024	$1,000,000	$1,011,250

				24,316,630

Financials : 1.47%

REITs : 1.47%
Crown Castle International Corporation	4.88	4-15-2022	4,000,000	4,135,000
Sabra Health Care Incorporated	5.38	6-1-2023	1,500,000	1,537,500

				5,672,500

Health Care : 6.82%

Health Care Equipment & Supplies : 2.37%
Fresenius Medical Care Holdings Incorporated 144A	5.63	7-31-2019	1,000,000	1,090,000
Fresenius Medical Care Holdings Incorporated 144A	5.88	1-31-2022	3,000,000	3,315,000
Hologic Incorporated	6.25	8-1-2020	4,500,000	4,747,500

				9,152,500

Pharmaceuticals : 4.45%
Endo Finance LLC / Endo Finco Incorporated 144A	7.00	12-15-2020	7,440,000	7,960,800
Forest Laboratories Incorporated 144A	5.00	12-15-2021	3,000,000	3,287,580
Salix Pharmaceuticals Incorporated 144A	6.00	1-15-2021	5,500,000	5,898,750

				17,147,130

Industrials : 10.53%

Commercial Services & Supplies : 1.58%
Clean Harbors Incorporated	5.13	6-1-2021	2,000,000	2,043,750
Iron Mountain Incorporated	5.75	8-15-2024	3,927,000	4,044,810

				6,088,560

Construction & Engineering : 2.51%
Dycom Investments Incorporated	7.13	1-15-2021	9,000,000	9,675,000

Electrical Equipment : 1.53%
General Cable Corporation 144A	6.50	10-1-2022	5,800,000	5,901,500

Machinery : 1.15%
Actuant Corporation	5.63	6-15-2022	1,165,000	1,223,250
Oshkosh Corporation	5.38	3-1-2022	3,100,000	3,193,000

				4,416,250

Road & Rail : 3.76%
Hertz Corporation «	6.25	10-15-2022	13,700,000	14,504,875

Information Technology : 5.05%

Communications Equipment : 2.16%
CommScope Incorporated 144A	5.50	6-15-2024	8,200,000	8,333,250

Electronic Equipment, Instruments & Components : 1.46%
Belden Incorporated 144A	5.25	7-15-2024	2,000,000	2,015,000
Belden Incorporated 144A	5.50	9-1-2022	3,500,000	3,622,500

				5,637,500

4

Wells Fargo Advantage Diversified Income Builder Fund	Portfolio of investments — June 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

IT Services : 1.43%
Neustar Incorporated «	4.50%	1-15-2023	$6,350,000	$5,492,750

Materials : 16.02%

Chemicals : 8.16%
Huntsman International LLC	4.88	11-15-2020	1,100,000	1,138,500
Kraton Polymers LLC	6.75	3-1-2019	11,750,000	12,381,563
Olin Corporation	5.50	8-15-2022	6,250,000	6,625,000
Rayonier AM Products Incorporated 144A	5.50	6-1-2024	11,100,000	11,294,250

				31,439,313

Containers & Packaging : 2.19%
Greif Incorporated	7.75	8-1-2019	1,200,000	1,380,000
Sealed Air Corporation 144A	5.25	4-1-2023	3,650,000	3,704,750
Sealed Air Corporation 144A	6.50	12-1-2020	3,000,000	3,375,000

				8,459,750

Metals & Mining : 5.67%
Commercial Metals Company	4.88	5-15-2023	2,000,000	1,950,000
Tronox Finance LLC «	6.38	8-15-2020	19,300,000	19,927,250

				21,877,250

Telecommunication Services : 1.96%

Wireless Telecommunication Services : 1.96%
SBA Communications Corporation	5.63	10-1-2019	3,300,000	3,493,875
SBA Telecommunications Incorporated	5.75	7-15-2020	2,000,000	2,122,500
SBA Telecommunications Incorporated	8.25	8-15-2019	1,836,000	1,924,128

				7,540,503

Utilities : 4.54%

Independent Power & Renewable Electricity Producers : 4.54%
AES Corporation	4.88	5-15-2023	1,000,000	990,000
AES Corporation	8.00	6-1-2020	2,550,000	3,066,375
Calpine Corporation 144A	5.88	1-15-2024	500,000	527,500
Calpine Corporation 144A	6.00	1-15-2022	1,625,000	1,750,938
NRG Energy Incorporated	6.63	3-15-2023	1,000,000	1,082,500
NRG Energy Incorporated	7.88	5-15-2021	6,338,000	7,027,256
The AES Corporation	5.50	3-15-2024	3,000,000	3,067,500

				17,512,069

Total Corporate Bonds and Notes (Cost $244,665,959)				252,268,983

Yankee Corporate Bonds and Notes : 5.47%

Energy : 0.27%

Energy Equipment & Services : 0.27%
McDermott International Incorporated 144A	8.00	5-1-2021	1,000,000	1,027,500

Industrials : 1.54%

Electrical Equipment : 1.54%
Sensata Technologies BV 144A	4.88	10-15-2023	6,000,000	5,955,000

5

Portfolio of investments — June 30, 2014 (unaudited)	Wells Fargo Advantage Diversified Income Builder Fund

Security name		Interest rate	Maturity date	Principal	Value

Information Technology : 3.66%

Technology Hardware, Storage & Peripherals : 3.66%
Seagate HDD (Cayman) 144A		4.75%	6-1-2023	$14,000,000	$14,105,000

Total Yankee Corporate Bonds and Notes (Cost $20,700,122)					21,087,500

		Yield		Shares

Short-Term Investments : 7.43%

Investment Companies : 7.43%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)##		0.07		5,243,481	5,243,481
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)		0.11		23,393,438	23,393,438

Total Short-Term Investments (Cost $28,636,919)					28,636,919

Total investments in securities (Cost $378,264,570)*	105.39%				406,317,382
Other assets and liabilities, net	(5.39)				(20,794,226)

Total net assets	100.00%				$385,523,156

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
%%	The security is issued on a when-issued basis.
«	All or a portion of this security is on loan.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $378,247,688 and unrealized gains (losses) consists of:

Gross unrealized gains	$29,230,388
Gross unrealized losses	(1,160,694)

Net unrealized gains	$28,069,694

6

Wells Fargo Advantage Diversified Income Builder Fund (the “Fund”)

Notes to Portfolio of investments – June 30, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$3,959,920	$0	$0	$3,959,920
Consumer staples	7,657,770	0	0	7,657,770
Energy	15,459,900	0	0	15,459,900
Financials	445,250	0	0	445,250
Health care	28,881,350	0	0	28,881,350
Industrials	17,689,210	0	0	17,689,210
Information technology	10,963,630	0	0	10,963,630
Materials	10,420,000	0	0	10,420,000
Utilities	8,846,950	0	0	8,846,950
Corporate bonds and notes	0	252,268,983	0	252,268,983
Yankee corporate bonds and notes	0	21,087,500	0	21,087,500
Short-term investments
Investment companies	5,243,481	23,393,438	0	28,636,919

Total assets	$109,567,461	$296,749,921	$0	$406,317,382

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended June 30, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Index Asset Allocation Fund	Portfolio of investments — June 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities : 0.02%
FHLMC	10.50%	1-1-2016	$132	$138
FNMA Series 2002-T1 Class A4	9.50	11-25-2031	91,461	111,668

Total Agency Securities (Cost $96,776)				111,806

			Shares

Common Stocks : 60.96%

Consumer Discretionary : 7.24%

Auto Components : 0.26%
BorgWarner Incorporated			6,200	404,178
Delphi Automotive plc			7,495	515,206
Johnson Controls Incorporated			18,016	899,539
The Goodyear Tire & Rubber Company			7,486	207,961

				2,026,884

Automobiles : 0.46%
Ford Motor Company			107,273	1,849,387
General Motors Company			35,674	1,294,966
Harley-Davidson Incorporated			5,922	413,652

				3,558,005

Distributors : 0.05%
Genuine Parts Company			4,168	365,950

Diversified Consumer Services : 0.04%
Graham Holdings Company Class B			118	84,737
H&R Block Incorporated			7,439	249,355

				334,092

Hotels, Restaurants & Leisure : 1.02%
Carnival Corporation			11,896	447,884
Chipotle Mexican Grill Incorporated †			841	498,301
Darden Restaurants Incorporated			3,577	165,508
Marriott International Incorporated Class A			5,955	381,716
McDonald’s Corporation			26,812	2,701,041
Starbucks Corporation			20,422	1,580,254
Starwood Hotels & Resorts Worldwide Incorporated			5,208	420,911
Wyndham Worldwide Corporation			3,454	261,537
Wynn Resorts Limited			2,197	456,009
Yum! Brands Incorporated			11,971	972,045

				7,885,206

Household Durables : 0.24%
D.R. Horton Incorporated			7,765	190,864
Garmin Limited «			3,327	202,614
Harman International Industries Incorporated			1,848	198,531
Leggett & Platt Incorporated			3,762	128,961
Lennar Corporation			4,768	200,161
Mohawk Industries Incorporated †			1,658	229,368
Newell Rubbermaid Incorporated			7,505	232,580
Pulte Homes Incorporated			9,244	186,359
Whirlpool Corporation			2,107	293,337

				1,862,775

Internet & Catalog Retail : 0.81%
Amazon.com Incorporated †			10,109	3,283,201

Portfolio of investments — June 30, 2014 (unaudited)	Wells Fargo Advantage Index Asset Allocation Fund

Security name	Shares	Value

Internet & Catalog Retail (continued)
Expedia Incorporated	2,783	$219,189
Netflix Incorporated †	1,625	715,975
The Priceline Group Incorporated †	1,422	1,710,666
TripAdvisor Incorporated †	3,020	328,153

		6,257,184

Leisure Products : 0.07%
Hasbro Incorporated	3,133	166,206
Mattel Incorporated	9,202	358,602

		524,808

Media : 2.20%
Cablevision Systems Corporation New York Group Class A	5,874	103,676
CBS Corporation Class B	14,339	891,025
Comcast Corporation Class A	70,531	3,786,104
DIRECTV Group Incorporated †	12,709	1,080,392
Discovery Communications Incorporated Class A †	5,917	439,515
Gannett Company Incorporated	6,153	192,650
Interpublic Group of Companies Incorporated	11,494	224,248
News Corporation Class A †	13,507	242,316
Omnicom Group Incorporated	7,009	499,181
Scripps Networks Interactive Incorporated	2,906	235,793
The Walt Disney Company	43,695	3,746,409
Time Warner Cable Incorporated	7,557	1,113,146
Time Warner Incorporated	23,929	1,681,012
Twenty-First Century Fox Incorporated	51,942	1,825,761
Viacom Incorporated Class B	10,610	920,205

		16,981,433

Multiline Retail : 0.40%
Dollar General Corporation †	8,228	471,958
Dollar Tree Incorporated †	5,610	305,521
Family Dollar Stores Incorporated	2,594	171,567
Kohl’s Corporation	5,288	278,572
Macy’s Incorporated	9,778	567,320
Nordstrom Incorporated	3,814	259,085
Target Corporation	17,184	995,813

		3,049,836

Specialty Retail : 1.21%
AutoNation Incorporated †	1,715	102,351
AutoZone Incorporated †	902	483,688
Bed Bath & Beyond Incorporated †	5,534	317,541
Best Buy Company Incorporated	7,477	231,862
CarMax Incorporated †	5,978	310,916
GameStop Corporation Class A	3,109	125,821
Gap Incorporated	7,056	293,318
L Brands Incorporated	6,654	390,324
Lowe’s Companies Incorporated	27,053	1,298,273
O’Reilly Automotive Incorporated †	2,878	433,427
PetSmart Incorporated	2,689	160,802
Ross Stores Incorporated	5,761	380,975
Staples Incorporated	17,539	190,123
The Home Depot Incorporated	37,115	3,004,830
Tiffany & Company	3,010	301,753
TJX Companies Incorporated	18,999	1,009,797
Tractor Supply Company	3,757	226,923

Wells Fargo Advantage Index Asset Allocation Fund	Portfolio of investments — June 30, 2014 (unaudited)

Security name	Shares	Value

Specialty Retail (continued)
Urban Outfitters Incorporated †	2,764	$93,589

		9,356,313

Textiles, Apparel & Luxury Goods : 0.48%
Coach Incorporated	7,439	254,339
Fossil Group Incorporated †	1,290	134,831
Michael Kors Holdings Limited †	4,877	432,346
Nike Incorporated Class B	20,011	1,551,853
PVH Corporation	2,230	260,018
Ralph Lauren Corporation	1,588	255,176
Under Armour Incorporated Class A †	4,395	261,459
VF Corporation	9,339	588,357

		3,738,379

Consumer Staples : 5.75%

Beverages : 1.30%
Brown-Forman Corporation Class B	4,395	413,877
Coca-Cola Enterprises Incorporated	6,342	303,021
Constellation Brands Incorporated Class A †	4,579	403,547
Dr Pepper Snapple Group Incorporated	5,326	311,997
Molson Coors Brewing Company	4,310	319,630
Monster Beverage Corporation †	3,672	260,822
PepsiCo Incorporated	41,128	3,674,376
The Coca-Cola Company	102,542	4,343,679

		10,030,949

Food & Staples Retailing : 1.38%
Costco Wholesale Corporation	11,891	1,369,368
CVS Caremark Corporation	31,718	2,390,586
Safeway Incorporated	6,248	214,556
Sysco Corporation	15,856	593,807
The Kroger Company	13,824	683,320
Wal-Mart Stores Incorporated	43,728	3,282,661
Walgreen Company	23,820	1,765,777
Whole Foods Market Incorporated	9,972	385,218

		10,685,293

Food Products : 0.94%
Archer Daniels Midland Company	17,756	783,217
Campbell Soup Company	4,853	222,316
ConAgra Foods Incorporated	11,423	339,035
General Mills Incorporated	16,669	875,789
Hormel Foods Corporation	3,653	180,276
JM Smucker Company	2,812	299,675
Kellogg Company	6,914	454,250
Kraft Foods Group Incorporated	16,149	968,133
McCormick & Company Incorporated	3,540	253,429
Mead Johnson Nutrition Company	5,482	510,758
Mondelez International Incorporated Class A	45,888	1,725,848
The Hershey Company	4,045	393,862
Tyson Foods Incorporated Class A	7,467	280,311

		7,286,899

Household Products : 1.14%
Clorox Company	3,488	318,803
Colgate-Palmolive Company	23,589	1,608,298
Kimberly-Clark Corporation	10,223	1,137,002

Portfolio of investments — June 30, 2014 (unaudited)	Wells Fargo Advantage Index Asset Allocation Fund

Security name	Shares	Value

Household Products (continued)
The Procter & Gamble Company	73,409	$5,769,213

		8,833,316

Personal Products : 0.09%
Avon Products Incorporated	11,787	172,208
Estee Lauder Companies Incorporated Class A	6,853	508,904

		681,112

Tobacco : 0.90%
Altria Group Incorporated	53,889	2,260,105
Lorillard Incorporated	9,835	599,640
Philip Morris International	42,669	3,597,423
Reynolds American Incorporated	8,441	509,414

		6,966,582

Energy : 6.62%

Energy Equipment & Services : 1.31%
Baker Hughes Incorporated	11,825	880,371
Cameron International Corporation †	5,539	375,046
Diamond Offshore Drilling Incorporated «	1,862	92,411
Ensco plc Class A	6,338	352,203
FMC Technologies Incorporated †	6,380	389,627
Halliburton Company	22,908	1,626,697
Helmerich & Payne Incorporated	2,935	340,783
Nabors Industries Limited	7,098	208,468
National Oilwell Varco Incorporated	11,640	958,554
Noble Corporation plc	6,895	231,396
Rowan Companies plc	3,374	107,732
Schlumberger Limited	35,324	4,166,466
Transocean Limited «	9,230	415,627

		10,145,381

Oil, Gas & Consumable Fuels : 5.31%
Anadarko Petroleum Corporation	13,701	1,499,848
Apache Corporation	10,464	1,052,888
Cabot Oil & Gas Corporation	11,319	386,431
Chesapeake Energy Corporation	13,734	426,853
Chevron Corporation	51,644	6,742,124
Cimarex Energy Company	2,363	338,996
ConocoPhillips Company	33,306	2,855,323
CONSOL Energy Incorporated	6,238	287,385
Denbury Resources Incorporated	9,542	176,145
Devon Energy Corporation	10,402	825,919
EOG Resources Incorporated	14,826	1,732,566
EQT Corporation	4,116	440,000
Exxon Mobil Corporation	116,499	11,729,119
Hess Corporation	7,160	708,052
Kinder Morgan Incorporated	18,125	657,213
Marathon Oil Corporation	18,342	732,213
Marathon Petroleum Corporation	7,831	611,366
Murphy Oil Corporation	4,575	304,146
Newfield Exploration Company †	3,700	163,540
Noble Energy Incorporated	9,745	754,848
Occidental Petroleum Corporation	21,311	2,187,148
ONEOK Incorporated	5,638	383,835
Peabody Energy Corporation	7,358	120,303
Phillips 66	15,351	1,234,681
Pioneer Natural Resources Company	3,880	891,663
QEP Resources Incorporated	4,887	168,602

Wells Fargo Advantage Index Asset Allocation Fund	Portfolio of investments — June 30, 2014 (unaudited)

Security name	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Range Resources Corporation	4,575	$397,796
Southwestern Energy Company †	9,580	435,794
Spectra Energy Corporation	18,196	772,966
Tesoro Corporation	3,506	205,697
The Williams Companies Incorporated	18,598	1,082,590
Valero Energy Corporation	14,476	725,248

		41,031,298

Financials : 9.76%

Banks : 3.63%
Bank of America Corporation	285,272	4,384,631
Branch Banking & Trust Corporation	19,491	768,530
Citigroup Incorporated	82,408	3,881,417
Comerica Incorporated	4,929	247,239
Fifth Third Bancorp	23,074	492,630
Huntington Bancshares Incorporated	22,454	214,211
JPMorgan Chase & Company	102,675	5,916,134
KeyCorp	23,962	343,375
M&T Bank Corporation	3,568	442,610
PNC Financial Services Group Incorporated	14,490	1,290,335
Regions Financial Corporation	37,409	397,284
SunTrust Banks Incorporated	14,453	578,987
US Bancorp	49,243	2,133,207
Wells Fargo & Company (l)	130,018	6,833,746
Zions Bancorporation	5,014	147,763

		28,072,099

Capital Markets : 1.29%
Ameriprise Financial Incorporated	5,151	618,120
Bank of New York Mellon Corporation	30,938	1,159,556
BlackRock Incorporated	3,393	1,084,403
Charles Schwab Corporation	31,770	855,566
E*TRADE Financial Corporation †	7,822	166,296
Franklin Resources Incorporated	10,898	630,340
Goldman Sachs Group Incorporated	11,281	1,888,891
Invesco Limited	11,740	443,185
Legg Mason Incorporated	2,788	143,052
Morgan Stanley	37,971	1,227,602
Northern Trust Corporation	6,030	387,186
State Street Corporation	11,688	786,135
T. Rowe Price Group Incorporated	7,127	601,590

		9,991,922

Consumer Finance : 0.60%
American Express Company	24,699	2,343,194
Capital One Financial Corporation	15,507	1,280,878
Discover Financial Services	12,647	783,861
Navient Corporation	11,466	203,063

		4,610,996

Diversified Financial Services : 1.14%
Berkshire Hathaway Incorporated Class B †	48,846	6,181,950
CME Group Incorporated	8,564	607,616
IntercontinentalExchange Group Incorporated	3,124	590,124
Leucadia National Corporation	8,597	225,413
McGraw-Hill Financial Incorporated	7,382	612,927
Moody’s Corporation	5,099	446,978

Portfolio of investments — June 30, 2014 (unaudited)	Wells Fargo Advantage Index Asset Allocation Fund

Security name	Shares	Value

Diversified Financial Services (continued)
The NASDAQ OMX Group Incorporated	3,195	$123,391

		8,788,399

Insurance : 1.75%
ACE Limited	9,159	949,788
AFLAC Incorporated	12,321	766,982
Allstate Corporation	11,773	691,311
American International Group Incorporated	39,247	2,142,101
Aon plc	8,044	724,684
Assurant Incorporated	1,942	127,298
Chubb Corporation	6,631	611,179
Cincinnati Financial Corporation	3,993	191,824
Genworth Financial Incorporated †	13,465	234,291
Lincoln National Corporation	7,155	368,053
Loews Corporation	8,285	364,623
Marsh & McLennan Companies Incorporated	14,911	772,688
MetLife Incorporated	30,536	1,696,580
Principal Financial Group Incorporated	7,425	374,814
Prudential Financial Incorporated	12,534	1,112,643
The Hartford Financial Services Group Incorporated	12,198	436,810
The Progressive Corporation	14,774	374,669
The Travelers Companies Incorporated	9,424	886,516
Torchmark Corporation	2,382	195,133
UNUM Group	6,985	242,799
XL Group plc	7,363	240,991

		13,505,777

Real Estate Management & Development : 0.03%
CBRE Group Incorporated †	7,566	242,415

REITs : 1.29%
American Tower Corporation	10,738	966,205
Apartment Investment & Management Company Class A	3,965	127,951
AvalonBay Communities Incorporated	3,303	469,654
Boston Properties Incorporated	4,149	490,329
Crown Castle International Corporation	9,055	672,424
Equity Residential	9,112	574,056
General Growth Properties Incorporated	14,145	333,256
HCP Incorporated	12,430	514,353
Health Care REIT Incorporated	8,285	519,221
Host Hotels & Resorts Incorporated	20,535	451,975
Kimco Realty Corporation	11,139	255,974
Plum Creek Timber Company	4,806	216,751
Prologis Incorporated	13,555	556,975
Public Storage Incorporated	3,932	673,748
Simon Property Group Incorporated	8,427	1,401,242
The Macerich Company	3,818	254,852
Ventas Incorporated	7,982	511,646
Vornado Realty Trust	4,726	504,406
Weyerhaeuser Company	15,875	525,304

		10,020,322

Thrifts & Mortgage Finance : 0.03%
Hudson City Bancorp Incorporated	12,907	126,876
People’s United Financial Incorporated	8,412	127,610

		254,486

Wells Fargo Advantage Index Asset Allocation Fund	Portfolio of investments — June 30, 2014 (unaudited)

Security name	Shares	Value

Health Care : 8.13%

Biotechnology : 1.53%
Alexion Pharmaceuticals Incorporated †	5,364	$838,125
Amgen Incorporated	20,535	2,430,728
Biogen Idec Incorporated †	6,432	2,028,074
Celgene Corporation †	21,722	1,865,485
Gilead Sciences Incorporated †	41,662	3,454,196
Regeneron Pharmaceuticals Incorporated †	2,159	609,853
Vertex Pharmaceuticals Incorporated †	6,408	606,709

		11,833,170

Health Care Equipment & Supplies : 1.29%
Abbott Laboratories	40,745	1,666,471
Baxter International Incorporated	14,717	1,064,039
Becton Dickinson & Company	5,241	620,010
Boston Scientific Corporation †	35,882	458,213
C.R. Bard Incorporated	2,070	296,031
CareFusion Corporation †	5,624	249,424
Covidien plc	12,231	1,102,992
DENTSPLY International Incorporated	3,847	182,155
Edwards Lifesciences Corporation †	2,864	245,846
Intuitive Surgical Incorporated †	1,039	427,860
Medtronic Incorporated	27,100	1,727,896
St. Jude Medical Incorporated	7,708	533,779
Stryker Corporation	8,020	676,246
Varian Medical Systems Incorporated †	2,821	234,538
Zimmer Holdings Incorporated	4,551	472,667

		9,958,167

Health Care Providers & Services : 1.25%
Aetna Incorporated	9,693	785,908
AmerisourceBergen Corporation	6,125	445,043
Cardinal Health Incorporated	9,230	632,809
Cigna Corporation	7,288	670,277
DaVita HealthCare Partners Incorporated †	4,820	348,582
Express Scripts Holding Company †	20,970	1,453,850
Humana Incorporated	4,196	535,913
Laboratory Corporation of America Holdings †	2,301	235,622
McKesson Corporation	6,252	1,164,185
Patterson Companies Incorporated	2,226	87,949
Quest Diagnostics Incorporated	3,918	229,947
Tenet Healthcare Corporation †	2,651	124,438
UnitedHealth Group Incorporated	26,580	2,172,915
WellPoint Incorporated	7,585	816,222

		9,703,660

Health Care Technology : 0.05%
Cerner Corporation †	8,011	413,207

Life Sciences Tools & Services : 0.28%
Agilent Technologies Incorporated	9,041	519,315
PerkinElmer Incorporated	3,072	143,892
Thermo Fisher Scientific Incorporated	10,823	1,277,114
Waters Corporation †	2,301	240,316

		2,180,637

Pharmaceuticals : 3.73%
AbbVie Incorporated	43,137	2,434,652
Actavis plc †	4,701	1,048,558
Allergan Incorporated	8,072	1,365,944

Portfolio of investments — June 30, 2014 (unaudited)	Wells Fargo Advantage Index Asset Allocation Fund

Security name	Shares	Value

Pharmaceuticals (continued)
Bristol-Myers Squibb Company	44,956	$2,180,816
Eli Lilly & Company	26,722	1,661,307
Forest Laboratories Incorporated †	6,437	637,263
Hospira Incorporated †	4,532	232,809
Johnson & Johnson	76,751	8,029,690
Merck & Company Incorporated	79,279	4,586,290
Mylan Laboratories Incorporated †	10,138	522,715
Perrigo Company plc	3,629	528,963
Pfizer Incorporated	173,045	5,135,976
Zoetis Incorporated	13,592	438,614

		28,803,597

Industrials : 6.42%

Aerospace & Defense : 1.61%
General Dynamics Corporation	8,838	1,030,069
Honeywell International Incorporated	21,244	1,974,630
L-3 Communications Holdings Incorporated	2,339	282,434
Lockheed Martin Corporation	7,231	1,162,239
Northrop Grumman Corporation	5,808	694,811
Precision Castparts Corporation	3,927	991,175
Raytheon Company	8,488	783,018
Rockwell Collins Incorporated	3,677	287,321
Textron Incorporated	7,571	289,894
The Boeing Company	18,201	2,315,713
United Technologies Corporation	22,880	2,641,496

		12,452,800

Air Freight & Logistics : 0.47%
C.H. Robinson Worldwide Incorporated	4,026	256,819
Expeditors International of Washington Incorporated	5,354	236,433
FedEx Corporation	7,533	1,140,346
United Parcel Service Incorporated Class B	19,122	1,963,065

		3,596,663

Airlines : 0.18%
Delta Air Lines Incorporated	23,003	890,676
Southwest Airlines Company	18,768	504,108

		1,394,784

Building Products : 0.05%
Allegion plc	2,434	137,959
Masco Corporation	9,674	214,763

		352,722

Commercial Services & Supplies : 0.30%
Cintas Corporation	2,741	174,163
Iron Mountain Incorporated	4,636	164,346
Pitney Bowes Incorporated	5,496	151,800
Republic Services Incorporated	7,250	275,283
Stericycle Incorporated †	2,297	272,011
The ADT Corporation	4,726	165,126
Tyco International Limited	12,515	570,684
Waste Management Incorporated	11,735	524,907

		2,298,320

Wells Fargo Advantage Index Asset Allocation Fund	Portfolio of investments — June 30, 2014 (unaudited)

Security name	Shares	Value

Construction & Engineering : 0.09%
Fluor Corporation	4,315	$331,824
Jacobs Engineering Group Incorporated †	3,587	191,115
Quanta Services Incorporated †	5,907	204,264

		727,203

Electrical Equipment : 0.40%
AMETEK Incorporated	6,654	347,871
Eaton Corporation plc	12,931	998,015
Emerson Electric Company	19,037	1,263,295
Rockwell Automation Incorporated	3,757	470,226

		3,079,407

Industrial Conglomerates : 1.45%
3M Company	16,863	2,415,456
Danaher Corporation	16,320	1,284,874
General Electric Company	272,038	7,149,159
Roper Industries Incorporated	2,708	395,395

		11,244,884

Machinery : 1.05%
Caterpillar Incorporated	16,934	1,840,218
Cummins Incorporated	4,641	716,060
Deere & Company	9,868	893,547
Dover Corporation	4,518	410,912
Flowserve Corporation	3,724	276,879
Illinois Tool Works Incorporated	10,298	901,693
Ingersoll-Rand plc	6,810	425,693
Joy Global Incorporated	2,708	166,759
Paccar Incorporated	9,622	604,550
Pall Corporation	2,977	254,206
Parker Hannifin Corporation	4,041	508,075
Pentair plc	5,284	381,082
Snap-On Incorporated	1,578	187,025
Stanley Black & Decker Incorporated	4,234	371,830
Xylem Incorporated	4,986	194,853

		8,133,382

Professional Services : 0.12%
Dun & Bradstreet Corporation	1,001	110,310
Equifax Incorporated	3,308	239,962
Nielsen Holdings NV	8,223	398,075
Robert Half International Incorporated	3,729	178,022

		926,369

Road & Rail : 0.60%
CSX Corporation	27,247	839,480
Kansas City Southern	2,991	321,562
Norfolk Southern Corporation	8,398	865,246
Ryder System Incorporated	1,441	126,938
Union Pacific Corporation	24,572	2,451,057

		4,604,283

Trading Companies & Distributors : 0.10%
Fastenal Company	7,406	366,523
W.W. Grainger Incorporated	1,654	420,563

		787,086

Portfolio of investments — June 30, 2014 (unaudited)	Wells Fargo Advantage Index Asset Allocation Fund

Security name	Shares	Value

Information Technology : 11.50%

Communications Equipment : 1.07%
Cisco Systems Incorporated	138,973	$3,453,479
F5 Networks Incorporated †	2,055	229,009
Harris Corporation	2,887	218,690
Juniper Networks Incorporated †	12,850	315,339
Motorola Solutions Incorporated	6,139	408,673
QUALCOMM Incorporated	45,788	3,626,410

		8,251,600

Electronic Equipment, Instruments & Components : 0.27%
Amphenol Corporation Class A	4,263	410,697
Corning Incorporated	35,494	779,093
FLIR Systems Incorporated	3,842	133,433
Jabil Circuit Incorporated	5,019	104,897
TE Connectivity Limited	11,088	685,682

		2,113,802

Internet Software & Services : 1.93%
Akamai Technologies Incorporated †	4,830	294,920
eBay Incorporated †	30,943	1,549,007
Facebook Incorporated Class A †	46,644	3,138,675
Google Incorporated Class A †	7,685	4,493,189
Google Incorporated Class C †	7,685	4,421,027
VeriSign Incorporated «†	3,350	163,514
Yahoo! Incorporated †	25,399	892,267

		14,952,599

IT Services : 2.02%
Accenture plc	17,175	1,388,427
Alliance Data Systems Corporation †	1,469	413,156
Automatic Data Processing Incorporated	13,077	1,036,745
Cognizant Technology Solutions Corporation Class A †	16,504	807,211
Computer Sciences Corporation	3,932	248,502
Fidelity National Information Services Incorporated	7,807	427,355
Fiserv Incorporated †	6,763	407,944
International Business Machines Corporation	25,810	4,678,579
MasterCard Incorporated Class A	27,261	2,002,866
Paychex Incorporated	8,781	364,938
Teradata Corporation †	4,277	171,935
Total System Services Incorporated	4,504	141,471
Visa Incorporated Class A	13,635	2,873,031
Western Union Company	14,618	253,476
Xerox Corporation	29,634	368,647

		15,584,283

Semiconductors & Semiconductor Equipment : 1.43%
Altera Corporation	8,497	295,356
Analog Devices Incorporated	8,521	460,730
Applied Materials Incorporated	33,027	744,759
Avago Technologies Limited	6,829	492,166
Broadcom Corporation Class A	15,077	559,658
First Solar Incorporated †	1,928	137,004
Intel Corporation	135,045	4,172,891
KLA-Tencor Corporation	4,499	326,807
Lam Research Corporation	4,400	297,352
Linear Technology Corporation	6,418	302,095
Microchip Technology Incorporated «	5,435	265,282
Micron Technology Incorporated †	29,038	956,802
NVIDIA Corporation	15,138	280,659

Wells Fargo Advantage Index Asset Allocation Fund	Portfolio of investments — June 30, 2014 (unaudited)

Security name	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Texas Instruments Incorporated	29,279	$1,399,243
Xilinx Incorporated	7,292	344,985

		11,035,789

Software : 2.15%
Adobe Systems Incorporated †	12,557	908,625
Autodesk Incorporated †	6,182	348,541
CA Incorporated	8,653	248,687
Citrix Systems Incorporated †	4,447	278,160
Electronic Arts Incorporated †	8,531	306,007
Intuit Incorporated	7,699	620,000
Microsoft Corporation	203,922	8,503,547
Oracle Corporation	93,142	3,775,045
Red Hat Incorporated †	5,137	283,922
Salesforce.com Incorporated †	15,322	889,902
Symantec Corporation	18,763	429,673

		16,592,109

Technology Hardware, Storage & Peripherals : 2.63%
Apple Incorporated	163,573	15,200,839
EMC Corporation	55,539	1,462,897
Hewlett-Packard Company	50,765	1,709,765
NetApp Incorporated	8,984	328,096
SanDisk Corporation	6,134	640,574
Seagate Technology plc	8,857	503,255
Western Digital Corporation	5,676	523,895

		20,369,321

Materials : 2.14%

Chemicals : 1.58%
Air Products & Chemicals Incorporated	5,756	740,337
Airgas Incorporated	1,814	197,563
CF Industries Holdings Incorporated	1,413	339,869
Dow Chemical Company	32,663	1,680,838
E.I. du Pont de Nemours & Company	24,912	1,630,241
Eastman Chemical Company	4,074	355,864
Ecolab Incorporated	7,330	816,122
FMC Corporation	3,610	256,996
International Flavors & Fragrances Incorporated	2,207	230,146
LyondellBasell Industries NV Class A	11,300	1,103,445
Monsanto Company	14,221	1,773,928
Mosaic Company	8,776	433,973
PPG Industries Incorporated	3,752	788,483
Praxair Incorporated	7,944	1,055,281
Sigma-Aldrich Corporation	3,223	327,070
The Sherwin-Williams Company	2,297	475,272

		12,205,428

Construction Materials : 0.03%
Vulcan Materials Company	3,549	226,249

Containers & Packaging : 0.13%
Avery Dennison Corporation	2,580	132,225
Ball Corporation	3,781	236,993
Bemis Company Incorporated	2,736	111,246
MeadWestvaco Corporation	4,556	201,649
Owens-Illinois Incorporated †	4,480	155,187

Portfolio of investments — June 30, 2014 (unaudited)	Wells Fargo Advantage Index Asset Allocation Fund

Security name	Shares	Value

Containers & Packaging (continued)
Sealed Air Corporation	5,269	$180,042

		1,017,342

Metals & Mining : 0.32%
Alcoa Incorporated	31,803	473,547
Allegheny Technologies Incorporated	2,944	132,774
Freeport-McMoRan Copper & Gold Incorporated Class B	28,178	1,028,497
Newmont Mining Corporation	13,522	344,000
Nucor Corporation	8,639	425,471
United States Steel Corporation «	3,927	102,259

		2,506,548

Paper & Forest Products : 0.08%
International Paper Company	11,749	592,972

Telecommunication Services : 1.47%

Diversified Telecommunication Services : 1.47%
AT&T Incorporated	140,797	4,978,582
CenturyLink Incorporated	15,535	562,367
Frontier Communications Corporation «	27,190	158,790
Verizon Communications Incorporated	112,345	5,497,041
Windstream Holdings Incorporated «	16,348	162,826

		11,359,606

Utilities : 1.93%

Electric Utilities : 1.09%
American Electric Power Company Incorporated	13,243	738,562
Duke Energy Corporation	19,184	1,423,250
Edison International	8,838	513,576
Entergy Corporation	4,868	399,614
Exelon Corporation	23,296	849,838
FirstEnergy Corporation	11,390	395,461
NextEra Energy Incorporated	11,830	1,212,338
Northeast Utilities	8,573	405,246
Pepco Holdings Incorporated	6,810	187,139
Pinnacle West Capital Corporation	2,991	172,999
PPL Corporation	17,137	608,878
The Southern Company	24,165	1,096,608
Xcel Energy Incorporated	13,616	438,844

		8,442,353

Gas Utilities : 0.03%
AGL Resources Incorporated	3,237	178,132

Independent Power & Renewable Electricity Producers : 0.08%
AES Corporation	17,908	278,469
NRG Energy Incorporated	9,150	340,380

		618,849

Multi-Utilities : 0.73%
Ameren Corporation	6,583	269,113
CenterPoint Energy Incorporated	11,659	297,771
CMS Energy Corporation	7,311	227,738
Consolidated Edison Incorporated	7,944	458,687
Dominion Resources Incorporated	15,776	1,128,300
DTE Energy Company	4,801	373,854

Wells Fargo Advantage Index Asset Allocation Fund	Portfolio of investments — June 30, 2014 (unaudited)

Security name			Shares	Value

Multi-Utilities (continued)
Integrys Energy Group Incorporated			2,169	$154,281
NiSource Incorporated			8,540	335,964
PG&E Corporation			12,609	605,484
Public Service Enterprise Group Incorporated			13,725	559,843
SCANA Corporation			3,842	206,738
Sempra Energy			6,186	647,736
TECO Energy Incorporated			5,553	102,619
Wisconsin Energy Corporation			6,115	286,916

				5,655,044

Total Common Stocks (Cost $261,124,891)				471,280,478

	Interest rate	Maturity date	Principal

Non-Agency Mortgage Backed Securities : 0.00%
Citigroup Mortgage Loan Trust Incorporated Series 2004-HYB4 Class AA ±	0.48%	12-25-2034	$24,472	21,659
Terwin Mortgage Trust Series 2004-21HE Class 1A1 ±	1.11	12-25-2034	3,329	3,194

Total Non-Agency Mortgage Backed Securities (Cost $27,801)				24,853

U.S. Treasury Securities : 36.20%
U.S. Treasury Bond	2.75	8-15-2042	11,977,000	10,687,604
U.S. Treasury Bond	2.75	11-15-2042	10,660,000	9,494,063
U.S. Treasury Bond	2.88	5-15-2043	11,560,000	10,541,275
U.S. Treasury Bond	3.00	5-15-2042	8,536,000	8,033,178
U.S. Treasury Bond	3.13	11-15-2041	11,934,000	11,542,422
U.S. Treasury Bond	3.13	2-15-2042	9,800,000	9,463,125
U.S. Treasury Bond	3.13	2-15-2043	13,024,000	12,511,180
U.S. Treasury Bond	3.38	5-15-2044	1,000,000	1,004,688
U.S. Treasury Bond	3.50	2-15-2039	7,415,000	7,720,869
U.S. Treasury Bond	3.63	8-15-2043	10,845,000	11,431,302
U.S. Treasury Bond	3.63	2-15-2044	2,000,000	2,106,250
U.S. Treasury Bond	3.75	8-15-2041	15,975,000	17,317,890
U.S. Treasury Bond	3.75	11-15-2043	8,205,000	8,843,447
U.S. Treasury Bond	3.88	8-15-2040	12,868,000	14,247,295
U.S. Treasury Bond	4.25	5-15-2039	10,503,000	12,309,842
U.S. Treasury Bond	4.25	11-15-2040	14,576,000	17,131,348
U.S. Treasury Bond	4.38	2-15-2038	3,478,000	4,144,799
U.S. Treasury Bond	4.38	11-15-2039	12,725,000	15,208,360
U.S. Treasury Bond	4.38	5-15-2040	14,734,000	17,634,756
U.S. Treasury Bond	4.38	5-15-2041	13,209,000	15,850,800
U.S. Treasury Bond	4.50	2-15-2036	7,019,000	8,510,538
U.S. Treasury Bond	4.50	5-15-2038	4,558,000	5,532,273
U.S. Treasury Bond	4.50	8-15-2039	7,736,000	9,411,324
U.S. Treasury Bond	4.63	2-15-2040	13,479,000	16,730,809
U.S. Treasury Bond	4.75	2-15-2037	2,550,000	3,199,454
U.S. Treasury Bond	4.75	2-15-2041	11,532,000	14,624,018
U.S. Treasury Bond	5.00	5-15-2037	3,615,000	4,684,814

Total U.S. Treasury Securities (Cost $255,468,906)				279,917,723

	Yield		Shares

Short-Term Investments : 2.76%

Investment Companies : 2.18%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.07		15,400,101	15,400,101
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)	0.11		1,449,193	1,449,193

				16,849,294

Portfolio of investments — June 30, 2014 (unaudited)	Wells Fargo Advantage Index Asset Allocation Fund

Security name		Yield	Maturity date	Principal	Value

U.S. Treasury Securities : 0.58%
U.S. Treasury Bill (z)#		0.02%	7-17-2014	$4,510,000	$4,509,970

Total Short-Term Investments (Cost $21,359,264)					21,359,264

Total investments in securities (Cost $538,077,638)*	99.94%				772,694,124
Other assets and liabilities, net	0.06				476,041

Total net assets	100.00%				$773,170,165

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(u)	The rate represents the 7-day annualized yield at period end.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $563,563,890 and unrealized gains (losses) consists of:

Gross unrealized gains	$245,110,742
Gross unrealized losses	(35,980,508)

Net unrealized gains	$209,130,234

Wells Fargo Advantage Index Asset Allocation Fund (the “Fund”)

Notes to Portfolio of investments – June 30, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Futures contracts

The Fund may be subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Agency securities	$0	$111,806	$0	$111,806
Common stocks
Consumer discretionary	55,940,865	0	0	55,940,865
Consumer staples	44,484,151	0	0	44,484,151
Energy	51,176,679	0	0	51,176,679
Financials	75,486,416	0	0	75,486,416
Health care	62,892,438	0	0	62,892,438
Industrials	49,597,903	0	0	49,597,903
Information technology	88,899,503	0	0	88,899,503
Materials	16,548,539	0	0	16,548,539
Telecommunication services	11,359,606	0	0	11,359,606
Utilities	14,894,378	0	0	14,894,378
Non-agency mortgage backed securities	0	24,853	0	24,853
U.S. Treasury securities	279,917,723	0	0	279,917,723
Short-term investments
Investment companies	15,400,101	1,449,193	0	16,849,294
U.S. Treasury securities	0	4,509,970	0	4,509,970

	766,598,302	6,095,822	0	772,694,124

Futures contracts	26,343	0	0	26,343

Total assets	$766,624,645	$6,095,822	$0	$772,720,467

Liabilities
Futures contracts	$119,250	$0	$0	$119,250

Total liabilities	$119,250	$0	$0	$119,250

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended June 30, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

As of June 30, 2014, the Fund entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy.

At June 30, 2014, the Fund had long and short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at June 30, 2014	Unrealized gains (losses)
9-18-2014	Goldman Sachs	133 Long	S&P 500 Index	$64,917,300	$970,302
9-19-2014	Goldman Sachs	44 Long	U.S. Treasury Bonds	6,036,250	29,533
9-19-2014	Goldman Sachs	424 Short	U.S. Treasury Bonds	58,167,500	(249,142)

Wells Fargo Advantage C&B Mid Cap Value Fund	Portfolio of investments — June 30, 2014 (unaudited)

Security name	Shares	Value

Common Stocks : 96.21%

Consumer Discretionary : 13.20%

Automobiles : 2.18%
Winnebago Industries Incorporated †	182,105	$4,585,404

Household Durables : 2.58%
Helen of Troy Limited †	89,500	5,426,385

Leisure Products : 1.84%
Hasbro Incorporated	73,200	3,883,260

Media : 2.48%
Omnicom Group Incorporated	73,200	5,213,304

Specialty Retail : 2.01%
PetSmart Incorporated	70,600	4,221,880

Textiles, Apparel & Luxury Goods : 2.11%
Gildan Activewear Incorporated	75,600	4,451,328

Consumer Staples : 0.98%

Beverages : 0.98%
Coca-Cola Enterprises Incorporated	43,200	2,064,096

Energy : 5.60%

Oil, Gas & Consumable Fuels : 5.60%
Noble Energy Incorporated	78,900	6,111,594
World Fuel Services Corporation	115,600	5,690,988

		11,802,582

Financials : 21.89%

Banks : 7.28%
City National Corporation	51,300	3,886,488
Commerce Bancshares Incorporated	114,700	5,333,550
TCF Financial Corporation	372,700	6,101,099

		15,321,137

Consumer Finance : 2.71%
First Cash Financial Services Incorporated †	99,200	5,712,928

Insurance : 11.90%
Axis Capital Holdings Limited	107,400	4,755,672
FNF Group	38,700	1,062,702
RenaissanceRe Holdings Limited	70,800	7,575,600
Stewart Information Services Corporation	134,800	4,180,148
Torchmark Corporation	37,800	3,096,576
Willis Group Holdings plc	101,000	4,373,300

		25,043,998

Health Care : 10.36%

Health Care Equipment & Supplies : 2.78%
Teleflex Incorporated	55,300	5,839,680

Health Care Providers & Services : 7.58%
Cardinal Health Incorporated	70,400	4,826,624
Laboratory Corporation of America Holdings †	54,600	5,591,040

1

Portfolio of investments — June 30, 2014 (unaudited)	Wells Fargo Advantage C&B Mid Cap Value Fund

Security name	Shares	Value

Health Care Providers & Services (continued)
MEDNAX Incorporated †	95,400	$5,547,510

		15,965,174

Industrials : 17.16%

Building Products : 2.00%
Quanex Building Products Corporation	235,800	4,213,746

Commercial Services & Supplies : 10.13%
Brink’s Company	178,220	5,029,368
Cintas Corporation	51,800	3,291,372
G&K Services Incorporated Class A	80,192	4,175,597
Steelcase Incorporated	289,600	4,381,648
Tetra Tech Incorporated	161,700	4,446,750

		21,324,735

Machinery : 3.34%
Kennametal Incorporated	83,600	3,869,008
Parker Hannifin Corporation	25,100	3,155,823

		7,024,831

Trading Companies & Distributors : 1.69%
Aercap Holdings NV †	77,800	3,563,240

Information Technology : 10.89%

Communications Equipment : 1.29%
Ubiquiti Networks Incorporated †	60,100	2,715,919

IT Services : 3.85%
Moneygram International Incorporated †	253,805	3,738,548
Western Union Company	251,400	4,359,276

		8,097,824

Semiconductors & Semiconductor Equipment : 4.75%
Entegris Incorporated †	502,600	6,908,237
Teradyne Incorporated «	157,700	3,090,920

		9,999,157

Software : 1.00%
Rovi Corporation †	87,900	2,106,084

Materials : 16.13%

Containers & Packaging : 9.80%
Ball Corporation	74,800	4,688,464
Bemis Company Incorporated	83,800	3,407,308
Crown Holdings Incorporated †	158,200	7,872,032
Rock-Tenn Company Class A	44,100	4,656,519

		20,624,323

Metals & Mining : 2.61%
Reliance Steel & Aluminum Company	74,600	5,498,766

Paper & Forest Products : 3.72%
Schweitzer Manduit International Incorporated	179,300	7,828,238

Total Common Stocks (Cost $152,899,677)		$202,528,019

2

Wells Fargo Advantage C&B Mid Cap Value Fund	Portfolio of investments — June 30, 2014 (unaudited)

Security name		Yield	Shares	Value

Short-Term Investments : 8.25%

Investment Companies : 8.25%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.07%	11,787,737	$11,787,737
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)(v)		0.11	5,584,950	5,584,950

Total Short-Term Investments (Cost $17,372,687)				17,372,687

Total investments in securities (Cost $170,272,364)*	104.46%			219,900,706
Other assets and liabilities, net	(4.46)			(9,381,020)

Total net assets	100.00%			$210,519,686

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(v)	The security represents an investment of cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $171,671,724 and unrealized gains (losses) consists of:

Gross unrealized gains	$50,200,394
Gross unrealized losses	(1,971,412)

Net unrealized gains	$48,228,982

3

Wells Fargo Advantage C&B Mid Cap Value Fund (the “Fund”)

Notes to Portfolio of investments – June 30, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$27,781,561	$0	$0	$27,781,561
Consumer staples	2,064,096	0	0	2,064,096
Energy	11,802,582	0	0	11,802,582
Financials	46,078,063	0	0	46,078,063
Health care	21,804,854	0	0	21,804,854
Industrials	36,126,552	0	0	36,126,552
Information technology	22,918,984	0	0	22,918,984
Materials	33,951,327	0	0	33,951,327
Short-term investments
Investment companies	11,787,737	5,584,950	0	17,372,687

Total assets	$214,315,756	$5,584,950	$0	$219,900,706

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended June 30, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Common Stock Fund	Portfolio of investments — June 30, 2014 (unaudited)

Security name	Shares	Value

Common Stocks : 93.60%

Consumer Discretionary : 14.52%

Diversified Consumer Services : 1.66%
Apollo Group Incorporated †	778,161	$24,317,531
Grand Canyon Education Incorporated †	93,699	4,307,343

		28,624,874

Hotels, Restaurants & Leisure : 1.33%
Royal Caribbean Cruises Limited	413,152	22,971,251

Household Durables : 3.89%
Harman International Industries Incorporated	286,625	30,792,124
MDC Holdings Incorporated	687,287	20,817,923
Mohawk Industries Incorporated †	111,526	15,428,507

		67,038,554

Media : 2.29%
Interpublic Group of Companies Incorporated	1,102,116	21,502,283
Scripps Networks Interactive Incorporated	168,718	13,689,779
Time Warner Cable Incorporated	29,160	4,295,268

		39,487,330

Specialty Retail : 5.35%
Ann Incorporated †	582,833	23,977,750
Express Incorporated †	1,284,964	21,882,937
Tractor Supply Company	108,974	6,582,030
Urban Outfitters Incorporated †	585,696	19,831,667
Vitamin Shoppe Incorporated †	464,912	20,000,514

		92,274,898

Consumer Staples : 1.90%

Food & Staples Retailing : 1.03%
The Fresh Market Incorporated «†	529,308	17,715,939

Household Products : 0.87%
Church & Dwight Company Incorporated	215,887	15,101,296

Energy : 8.92%

Energy Equipment & Services : 5.11%
Cameron International Corporation †	352,694	23,880,911
Dresser-Rand Group Incorporated †	308,781	19,678,613
Helmerich & Payne Incorporated	193,580	22,476,574
Noble Corporation plc	656,669	22,037,812

		88,073,910

Oil, Gas & Consumable Fuels : 3.81%
Bill Barrett Corporation †	839,988	22,494,879
QEP Resources Incorporated	591,000	20,389,500
SM Energy Company	271,023	22,793,034

		65,677,413

1

Portfolio of investments — June 30, 2014 (unaudited)	Wells Fargo Advantage Common Stock Fund

Security name	Shares	Value

Financials : 13.52%

Banks : 5.20%
First Horizon National Corporation	1,719,599	$20,394,444
MB Financial Incorporated	467,157	12,636,597
National Bank Holdings Corporation Class A	1,001,036	19,960,658
TCF Financial Corporation	1,251,611	20,488,872
Zions Bancorporation	549,300	16,187,871

		89,668,442

Capital Markets : 1.30%
Evercore Partners Incorporated Class A	51,890	2,990,940
Waddell & Reed Financial Incorporated	309,533	19,373,670

		22,364,610

Insurance : 4.68%
Arch Capital Group Limited †	360,704	20,718,838
CNO Financial Group Incorporated	1,194,498	21,262,064
Reinsurance Group of America Incorporated	257,646	20,328,269
RenaissanceRe Holdings Limited	171,236	18,322,252

		80,631,423

REITs : 2.34%
Campus Crest Communities Incorporated	1,965,787	17,023,715
Hersha Hospitality Trust	3,490,642	23,422,208

		40,445,923

Health Care : 10.30%

Health Care Equipment & Supplies : 6.60%
CareFusion Corporation †	528,915	23,457,380
DENTSPLY International Incorporated	414,034	19,604,510
HeartWare International Incorporated †	116,649	10,323,437
Hologic Incorporated †	743,818	18,855,786
Thoratec Corporation †	708,751	24,707,060
Varian Medical Systems Incorporated †	202,493	16,835,268

		113,783,441

Health Care Providers & Services : 1.05%
Universal Health Services Incorporated Class B	188,317	18,033,236

Life Sciences Tools & Services : 2.65%
Parexel International Corporation †	422,684	22,334,623
PerkinElmer Incorporated	498,225	23,336,859

		45,671,482

Industrials : 18.40%

Aerospace & Defense : 0.35%
B/E Aerospace Incorporated †	65,081	6,019,342

Airlines : 0.92%
United Continental Holdings Incorporated †	384,815	15,804,352

Commercial Services & Supplies : 2.66%
Republic Services Incorporated	627,735	23,835,098

2

Wells Fargo Advantage Common Stock Fund	Portfolio of investments — June 30, 2014 (unaudited)

Security name	Shares	Value

Commercial Services & Supplies (continued)
Steelcase Incorporated	1,458,299	$22,064,064

		45,899,162

Electrical Equipment : 4.23%
AMETEK Incorporated	264,360	13,820,741
Babcock & Wilcox Company	748,143	24,284,722
General Cable Corporation	807,981	20,732,792
Sensata Technologies Holdings NV †	302,611	14,156,143

		72,994,398

Machinery : 3.52%
Actuant Corporation Class A	44,560	1,540,439
Allison Transmission Holdings Incorporated	707,660	22,008,226
SPX Corporation	163,752	17,719,604
Wabash National Corporation †	1,362,849	19,420,598

		60,688,867

Road & Rail : 3.74%
Avis Budget Group Incorporated †	381,807	22,790,060
Con-way Incorporated	425,670	21,458,025
Ryder System Incorporated	229,640	20,228,988

		64,477,073

Trading Companies & Distributors : 2.98%
GATX Corporation	358,661	24,008,767
MRC Global Incorporated †	967,531	27,371,452

		51,380,219

Information Technology : 18.66%

Communications Equipment : 1.24%
Riverbed Technology Incorporated †	1,039,754	21,450,125

Electronic Equipment, Instruments & Components : 1.31%
Trimble Navigation Limited †	612,008	22,613,696

IT Services : 4.73%
Amdocs Limited	449,880	20,842,940
CoreLogic Incorporated †	631,678	19,177,744
Gartner Incorporated †	256,351	18,077,873
Global Payments Incorporated	321,289	23,405,904

		81,504,461

Semiconductors & Semiconductor Equipment : 5.56%
Integrated Device Technology Incorporated †	1,528,813	23,635,449
ON Semiconductor Corporation †	2,729,979	24,952,008
Skyworks Solutions Incorporated	565,841	26,571,893
Xilinx Incorporated	436,367	20,644,523

		95,803,873

Software : 4.15%
Nuance Communications Incorporated †	1,264,394	23,732,675
Red Hat Incorporated †	479,941	26,526,339
TIBCO Software Incorporated †	1,058,616	21,352,285

		71,611,299

3

Portfolio of investments — June 30, 2014 (unaudited)	Wells Fargo Advantage Common Stock Fund

Security name			Shares	Value

Technology Hardware, Storage & Peripherals : 1.67%
Diebold Incorporated			717,426	$28,819,002

Materials : 7.38%

Chemicals : 3.75%
Chemtura Corporation †			979,671	25,598,803
Huntsman Corporation			712,478	20,020,632
International Flavors & Fragrances Incorporated			181,782	18,956,227

				64,575,662

Containers & Packaging : 1.21%
Crown Holdings Incorporated †			420,678	20,932,937

Metals & Mining : 2.42%
Royal Gold Incorporated			246,269	18,745,996
Steel Dynamics Incorporated			1,279,387	22,964,994

				41,710,990

Total Common Stocks (Cost $1,082,067,330)				1,613,849,480

Investment Companies : 2.10%
iShares Core S&P Small-Cap 600 Index ETF «				21,354,714
SPDR S&P Biotech ETF «				14,900,178

Total Investment Companies (Cost $30,496,719)				36,254,892

		Yield

Short-Term Investments : 7.33%

Investment Companies : 7.33%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.07%	78,465,895	78,465,895
Wells Fargo Securities Lending Cash Investments, LLC (l)(r)(u)		0.11	47,892,786	47,892,786

Total Short-Term Investments (Cost $126,358,681)				126,358,681

Total investments in securities (Cost $1,238,922,730)*	103.03%			1,776,463,053
Other assets and liabilities, net	(3.03)			(52,260,631)

Total net assets	100.00%			$1,724,202,422

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $1,242,550,469 and unrealized gains (losses) consists of:

Gross unrealized gains	$551,108,449
Gross unrealized losses	(17,195,865)

Net unrealized gains	$533,912,584

4

Wells Fargo Advantage Common Stock Fund (the “Fund”)

Notes to Portfolio of investments – June 30, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On June 30, 2014, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$250,396,907	$0	$0	$250,396,907
Consumer staples	32,817,235	0	0	32,817,235
Energy	153,751,323	0	0	153,751,323
Financials	233,110,398	0	0	233,110,398
Health care	177,488,159	0	0	177,488,159
Industrials	317,263,413	0	0	317,263,413
Information technology	321,802,456	0	0	321,802,456
Materials	127,219,589	0	0	127,219,589
Investment companies	36,254,892	0	0	36,254,892
Short-term investments
Investment companies	78,465,895	47,892,786	0	126,358,681

Total assets	$1,728,570,267	$47,892,786	$0	$1,776,463,053

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended June 30, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Discovery Fund	Portfolio of investments — June 30, 2014 (unaudited)

Security name	Shares	Value

Common Stocks : 95.79%

Consumer Discretionary : 16.15%

Auto Components : 2.12%
BorgWarner Incorporated	520,900	$33,957,471
Gentherm Incorporated †	883,000	39,249,350

		73,206,821

Distributors : 1.78%
LKQ Corporation †	2,301,547	61,428,289

Diversified Consumer Services : 0.92%
Bright Horizons Family Solutions Incorporated †	742,000	31,861,480

Hotels, Restaurants & Leisure : 2.29%
Domino’s Pizza Incorporated	696,600	50,914,494
Krispy Kreme Doughnuts Incorporated †	1,755,300	28,049,694

		78,964,188

Internet & Catalog Retail : 1.67%
HomeAway Incorporated †	913,000	31,790,660
Vipshop Holdings Limited ADS †	137,700	25,851,798

		57,642,458

Media : 0.44%
Cinemark Holdings Incorporated	435,354	15,394,117

Specialty Retail : 4.91%
Advance Auto Parts Incorporated	309,278	41,727,788
Lithia Motors Incorporated Class A	481,100	45,257,077
Lumber Liquidators Holdings Incorporated †	476,200	36,167,390
Restoration Hardware Holdings Incorporated †	499,329	46,462,563

		169,614,818

Textiles, Apparel & Luxury Goods : 2.02%
Skechers U.S.A. Incorporated Class A †	376,261	17,195,128
Under Armour Incorporated Class A †	881,419	52,435,616

		69,630,744

Consumer Staples : 4.62%

Beverages : 2.55%
Constellation Brands Incorporated Class A †	999,600	88,094,748

Food & Staples Retailing : 1.24%
United Natural Foods Incorporated †	656,800	42,757,680

Food Products : 0.83%
Annie’s Incorporated † (l)	852,958	28,847,040

Energy : 4.34%

Energy Equipment & Services : 0.30%
Nabors Industries Limited	351,727	10,323,645

1

Portfolio of investments — June 30, 2014 (unaudited)	Wells Fargo Advantage Discovery Fund

Security name	Shares	Value

Oil, Gas & Consumable Fuels : 4.04%
Bonanza Creek Energy Incorporated †	72,644	$4,154,510
Delek US Holdings Incorporated	942,700	26,612,421
Diamondback Energy Incorporated †	503,800	44,737,440
Gulfport Energy Corporation †	613,363	38,519,196
Sanchez Energy Corporation «†	684,146	25,717,048

		139,740,615

Financials : 5.64%

Banks : 2.61%
First Republic Bank	926,000	50,920,740
Texas Capital Bancshares Incorporated †	724,983	39,112,833

		90,033,573

Capital Markets : 2.47%
Affiliated Managers Group Incorporated †	240,100	49,316,540
SEI Investments Company	1,103,600	36,164,972

		85,481,512

Insurance : 0.56%
eHealth Incorporated †	505,900	19,209,023

Health Care : 15.57%

Biotechnology : 5.58%
Alkermes plc †	855,600	43,062,348
Alnylam Pharmaceuticals Incorporated †	458,300	28,950,811
BioMarin Pharmaceutical Incorporated †	522,008	32,474,118
Cepheid Incorporated †	827,257	39,658,701
Novavax Incorporated «†	2,672,667	12,347,722
NPS Pharmaceuticals Incorporated †	433,246	14,318,780
Puma Biotechnology Incorporated †	244,100	16,110,600
Tekmira Pharmaceuticals Corporation «†	446,330	5,829,070

		192,752,150

Health Care Equipment & Supplies : 3.06%
Cooper Companies Incorporated	395,500	53,602,115
Wright Medical Group Incorporated †	1,654,811	51,961,065

		105,563,180

Health Care Providers & Services : 2.49%
Envision Healthcare Holdings Incorporated †	1,294,446	46,483,556
MEDNAX Incorporated †	680,800	39,588,520

		86,072,076

Health Care Technology : 1.07%
athenahealth Incorporated †	295,400	36,963,402

Pharmaceuticals : 3.37%
GW Pharmaceuticals plc ADR «†	174,700	18,743,563
Jazz Pharmaceuticals plc †	336,200	49,424,762
Salix Pharmaceuticals Limited †	390,000	48,106,500

		116,274,825

2

Wells Fargo Advantage Discovery Fund	Portfolio of investments — June 30, 2014 (unaudited)

Security name	Shares	Value

Industrials : 23.18%

Aerospace & Defense : 2.27%
B/E Aerospace Incorporated †	465,100	$43,017,099
DigitalGlobe Incorporated †	1,272,539	35,376,584

		78,393,683

Airlines : 2.55%
Copa Holdings SA Class A	292,800	41,744,496
Spirit Airlines Incorporated †	733,100	46,361,244

		88,105,740

Construction & Engineering : 1.42%
Quanta Services Incorporated †	1,420,100	49,107,058

Electrical Equipment : 1.54%
Acuity Brands Incorporated	385,600	53,309,200

Industrial Conglomerates : 0.10%
Carlisle Companies Incorporated	41,319	3,564,430

Machinery : 6.32%
Colfax Corporation †	652,444	48,633,176
Graco Incorporated	642,000	50,127,360
Proto Labs Incorporated †	588,400	48,201,728
Wabtec Corporation	863,100	71,283,429

		218,245,693

Professional Services : 4.44%
IHS Incorporated Class A †	559,988	75,973,572
The Advisory Board Company †	645,200	33,421,360
Towers Watson & Company Class A	420,000	43,776,600

		153,171,532

Road & Rail : 3.08%
Old Dominion Freight Line Incorporated †	1,006,700	64,106,656
Swift Transportation Company †	1,671,300	42,166,899

		106,273,555

Trading Companies & Distributors : 1.46%
United Rentals Incorporated †	481,246	50,400,894

Information Technology : 21.57%

Electronic Equipment, Instruments & Components : 3.71%
Cognex Corporation †	1,344,300	51,621,120
FEI Company	497,300	45,120,029
FLIR Systems Incorporated	899,500	31,239,635

		127,980,784

Internet Software & Services : 5.61%
Cornerstone OnDemand Incorporated †	1,078,900	49,650,978
CoStar Group Incorporated †	306,251	48,439,721
Shutterstock Incorporated †	553,458	45,925,945

3

Portfolio of investments — June 30, 2014 (unaudited)	Wells Fargo Advantage Discovery Fund

Security name			Shares	Value

Internet Software & Services (continued)
Yelp Incorporated †			646,534	$49,576,227

				193,592,871

IT Services : 4.34%
Alliance Data Systems Corporation †			150,800	42,412,500
Euronet Worldwide Incorporated †			932,900	45,003,096
Vantiv Incorporated Class A †			1,863,290	62,643,810

				150,059,406

Software : 6.41%
Aspen Technology Incorporated †			1,154,466	53,567,222
Fleetmatics Group plc †			888,750	28,742,175
Guidewire Software Incorporated †			1,178,500	47,917,810
ServiceNow Incorporated †			823,819	51,043,825
Tableau Software Incorporated Class A †			564,130	40,239,393

				221,510,425

Technology Hardware, Storage & Peripherals : 1.50%
Nimble Storage Incorporated «†			798,400	24,526,848
Stratasys Limited «†			240,175	27,291,084

				51,817,932

Materials : 1.50%

Chemicals : 1.50%
W.R. Grace & Company †			547,700	51,774,081

Telecommunication Services : 3.22%

Diversified Telecommunication Services : 1.06%
tw telecom incorporated †			908,200	36,609,542

Wireless Telecommunication Services : 2.16%
SBA Communications Corporation Class A †			730,203	74,699,767

Total Common Stocks (Cost $2,685,194,574)				3,308,472,977

		Yield
Short-Term Investments : 4.60%

Investment Companies : 4.60%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (u)(l)		0.07%	113,789,396	113,789,396
Wells Fargo Securities Lending Cash Investments, LLC (r)(u)(l)		0.11	45,092,082	45,092,082

Total Short-Term Investments (Cost $158,881,478)				158,881,478

Total investments in securities (Cost $2,844,076,052)*	100.39%			3,467,354,455
Other assets and liabilities, net	(0.39)			(13,613,672)

Total net assets	100.00%			$3,453,740,783

†	Non-income-earning security
«	All or a portion of this security is on loan.
(u)	The rate represents the 7-day annualized yield at period end.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.

4

Wells Fargo Advantage Discovery Fund	Portfolio of investments — June 30, 2014 (unaudited)

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $2,848,285,157 and unrealized gains (losses) consists of:

Gross unrealized gains	$669,964,986
Gross unrealized losses	(50,895,688)

Net unrealized gains	$619,069,298

5

Wells Fargo Advantage Discovery Fund (the “Fund”)

Notes to Portfolio of investments – June 30, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$557,742,915	$0	$0	$557,742,915
Consumer staples	159,699,468	0	0	159,699,468
Energy	150,064,260	0	0	150,064,260
Financials	194,724,108	0	0	194,724,108
Health care	537,625,633	0	0	537,625,633
Industrials	800,571,785	0	0	800,571,785
Information technology	744,961,418	0	0	744,961,418
Materials	51,774,081	0	0	51,774,081
Telecommunication services	111,309,309	0	0	111,309,309
Short-term investments
Investment companies	113,789,396	45,092,082	0	158,881,478

Total assets	$3,422,262,373	$45,092,082	$0	$3,467,354,455

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended June 30, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Investments in affiliates

An affiliated investment is a company in which the Fund has ownership of at least 5% of the outstanding voting shares.

The following is a summary of transactions for the long-term holdings of issuers that were affiliates of the Fund at the beginning of the period or the end of the period.

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Annie’s Incorporated	544,958	478,766	170,766	852,958	$28,847,040

Wells Fargo Advantage Enterprise Fund	Portfolio of investments — June 30, 2014 (unaudited)

Security name	Shares	Value

Common Stocks : 98.51%

Consumer Discretionary : 22.61%

Auto Components : 2.70%
BorgWarner Incorporated	206,000	$13,429,140
Delphi Automotive plc	115,785	7,959,061

		21,388,201

Distributors : 1.54%
LKQ Corporation †	454,900	12,141,281

Hotels, Restaurants & Leisure : 4.07%
Chipotle Mexican Grill Incorporated †	24,220	14,350,592
Domino’s Pizza Incorporated	138,000	10,086,420
MGM Mirage †	294,300	7,769,520

		32,206,532

Household Durables : 0.98%
Garmin Limited «	126,900	7,728,210

Internet & Catalog Retail : 3.03%
Netflix Incorporated †	40,800	17,976,480
Vipshop Holdings Limited †	31,900	5,988,906

		23,965,386

Media : 2.67%
Cinemark Holdings Incorporated	93,903	3,320,410
Liberty Global plc Class A	69,030	3,052,507
Liberty Global plc Class C †	349,442	14,784,891

		21,157,808

Specialty Retail : 4.59%
Advance Auto Parts Incorporated	86,229	11,634,017
AutoNation Incorporated †	124,100	7,406,288
Lumber Liquidators Holdings Incorporated †	94,100	7,146,895
Restoration Hardware Holdings Incorporated †	109,097	10,151,476

		36,338,676

Textiles, Apparel & Luxury Goods : 3.03%
Michael Kors Holdings Limited †	119,600	10,602,540
Under Armour Incorporated Class A †	224,360	13,347,176

		23,949,716

Consumer Staples : 4.89%

Beverages : 3.89%
Brown-Forman Corporation Class B	103,900	9,784,263
Constellation Brands Incorporated Class A †	238,400	21,010,192

		30,794,455

Food & Staples Retailing : 1.00%
United Natural Foods Incorporated †	121,009	7,877,686

1

Portfolio of investments — June 30, 2014 (unaudited)	Wells Fargo Advantage Enterprise Fund

Security name	Shares	Value

Energy : 5.83%

Energy Equipment & Services : 0.30%
Nabors Industries Limited	81,193	$2,383,120

Oil, Gas & Consumable Fuels : 5.53%
Antero Resources Corporation †	129,963	8,529,472
Concho Resources Incorporated †	66,000	9,537,000
Gulfport Energy Corporation †	123,170	7,735,076
Pioneer Natural Resources Company	43,435	9,981,797
Southwestern Energy Company †	175,600	7,988,044

		43,771,389

Financials : 9.01%

Banks : 2.57%
First Republic Bank	222,400	12,229,776
Texas Capital Bancshares Incorporated †	149,535	8,067,413

		20,297,189

Capital Markets : 2.51%
Affiliated Managers Group Incorporated †	64,500	13,248,300
SEI Investments Company	203,000	6,652,310

		19,900,610

Diversified Financial Services : 3.93%
IntercontinentalExchange Group Incorporated	85,105	16,076,335
McGraw-Hill Financial Incorporated	181,041	15,031,834

		31,108,169

Health Care : 13.03%

Biotechnology : 5.21%
Alexion Pharmaceuticals Incorporated †	37,010	5,782,813
Alkermes plc †	136,700	6,880,111
BioMarin Pharmaceutical Incorporated †	155,093	9,648,336
Cepheid Incorporated †	124,800	5,982,912
Regeneron Pharmaceuticals Incorporated †	27,200	7,683,184
Vertex Pharmaceuticals Incorporated †	55,300	5,235,804

		41,213,160

Health Care Equipment & Supplies : 1.33%
Cooper Companies Incorporated	77,700	10,530,681

Health Care Providers & Services : 2.45%
DaVita HealthCare Partners Incorporated †	143,025	10,343,568
Envision Healthcare Holdings Incorporated †	251,886	9,045,226

		19,388,794

Health Care Technology : 1.04%
Cerner Corporation †	159,800	8,242,484

Pharmaceuticals : 3.00%
Jazz Pharmaceuticals plc †	54,500	8,012,045
Perrigo Company plc	40,600	5,922,846
Salix Pharmaceuticals Limited †	79,400	9,793,990

		23,728,881

2

Wells Fargo Advantage Enterprise Fund	Portfolio of investments — June 30, 2014 (unaudited)

Security name	Shares	Value

Industrials : 22.24%

Aerospace & Defense : 2.65%
B/E Aerospace Incorporated †	139,300	$12,883,857
DigitalGlobe Incorporated †	289,380	8,044,764

		20,928,621

Airlines : 2.36%
American Airlines Group Incorporated †	195,900	8,415,864
Delta Air Lines Incorporated	264,200	10,229,824

		18,645,688

Construction & Engineering : 1.28%
Quanta Services Incorporated †	291,600	10,083,528

Electrical Equipment : 1.31%
Acuity Brands Incorporated	75,100	10,382,575

Industrial Conglomerates : 0.10%
Carlisle Companies Incorporated	9,538	822,806

Machinery : 6.38%
Colfax Corporation †	121,033	9,021,800
Cummins Incorporated	66,621	10,278,954
Graco Incorporated	87,172	6,806,390
Proto Labs Incorporated †	124,823	10,225,500
Wabtec Corporation	171,400	14,155,926

		50,488,570

Professional Services : 3.71%
IHS Incorporated Class A †	145,447	19,732,794
Towers Watson & Company Class A	92,400	9,630,852

		29,363,646

Road & Rail : 2.89%
Old Dominion Freight Line Incorporated †	216,400	13,780,352
Swift Transportation Company †	361,300	9,115,599

		22,895,951

Trading Companies & Distributors : 1.56%
United Rentals Incorporated †	117,500	12,305,775

Information Technology : 16.87%

Electronic Equipment, Instruments & Components : 4.40%
Cognex Corporation †	252,500	9,696,000
FEI Company	95,300	8,646,569
FLIR Systems Incorporated	187,500	6,511,875
TE Connectivity Limited	161,000	9,956,240

		34,810,684

Internet Software & Services : 3.35%
Cornerstone OnDemand Incorporated †	218,500	10,055,370
CoStar Group Incorporated †	52,563	8,313,890
Yelp Incorporated †	105,915	8,121,562

		26,490,822

3

Portfolio of investments — June 30, 2014 (unaudited)	Wells Fargo Advantage Enterprise Fund

Security name			Shares	Value

IT Services : 3.15%
Alliance Data Systems Corporation †			42,950	$12,079,688
Vantiv Incorporated Class A †			380,881	12,805,219

				24,884,907

Semiconductors & Semiconductor Equipment : 2.09%
ARM Holdings plc ADR			153,600	6,948,864
Micron Technology Incorporated †			291,400	9,601,630

				16,550,494

Software : 3.88%
Aspen Technology Incorporated †			213,211	9,892,990
Guidewire Software Incorporated †			262,200	10,661,052
ServiceNow Incorporated †			164,250	10,176,930

				30,730,972

Materials : 1.32%

Chemicals : 1.32%
W.R. Grace & Company †			110,100	10,407,753

Telecommunication Services : 2.71%

Wireless Telecommunication Services : 2.71%
SBA Communications Corporation Class A †			209,480	21,429,803

Total Common Stocks (Cost $626,628,070)				779,335,023

		Yield

Short-Term Investments : 2.82%

Investment Companies : 2.82%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.07%	14,797,088	14,797,088
Wells Fargo Securities Lending Cash Investments, LLC (l)(r)(u)(v)		0.11	7,471,000	7,471,000

Total Short-Term Investments (Cost $22,268,088)				22,268,088

Total investments in securities (Cost $648,896,158)*	101.33%			801,603,111
Other assets and liabilities, net	(1.33)			(10,503,454)

Total net assets	100.00%			$791,099,657

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(v)	The security represents an investment of cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $649,297,208 and unrealized gains (losses) consists of:

Gross unrealized gains	$160,063,329
Gross unrealized losses	(7,757,426)

Net unrealized gains	$152,305,903

4

Wells Fargo Advantage Enterprise Fund (the “Fund”)

Notes to Portfolio of investments – June 30, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2014, the inputs used in valuing investments in securities were as follows:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$178,875,810	$0	$0	$178,875,810
Consumer staples	38,672,141	0	0	38,672,141
Energy	46,154,509	0	0	46,154,509
Financials	71,305,968	0	0	71,305,968
Health care	103,104,000	0	0	103,104,000
Industrials	175,917,160	0	0	175,917,160
Information technology	133,467,879	0	0	133,467,879
Materials	10,407,753	0	0	10,407,753
Telecommunication services	21,429,803	0	0	21,429,803
Short-term investments
Investment companies	14,797,088	7,471,000	0	22,268,088

Total assets	$794,132,111	$7,471,000	$0	$801,603,111

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended June 30, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Opportunity Fund	Portfolio of investments — June 30, 2014 (unaudited)

Security name	Shares	Value

Common Stocks : 94.90%

Consumer Discretionary : 18.07%

Auto Components : 1.75%
Dana Holding Corporation	199,791	$4,878,896
Johnson Controls Incorporated	605,963	30,255,733

		35,134,629

Diversified Consumer Services : 2.58%
Apollo Group Incorporated Class A †	917,534	28,672,938
K12 Incorporated †	968,705	23,316,729

		51,989,667

Hotels, Restaurants & Leisure : 1.20%
Carnival Corporation	643,632	24,232,745

Household Durables : 1.79%
Harman International Industries Incorporated	334,474	35,932,542

Media : 4.10%
Comcast Corporation Class A	482,554	25,734,605
Discovery Communications Incorporated †	219,497	15,933,287
Liberty Global plc Class A †	229,405	10,144,289
Liberty Global plc Class C †	229,405	9,706,126
Omnicom Group Incorporated	295,390	21,037,676

		82,555,983

Multiline Retail : 4.46%
Dollar General Corporation †	206,437	11,841,226
Macy’s Incorporated	466,140	27,045,443
Nordstrom Incorporated	387,254	26,306,164
Target Corporation	421,760	24,440,992

		89,633,825

Specialty Retail : 2.19%
Chico’s FAS Incorporated	1,334,475	22,632,696
Dick’s Sporting Goods Incorporated	462,367	21,527,808

		44,160,504

Consumer Staples : 4.39%

Food & Staples Retailing : 1.26%
The Kroger Company	512,891	25,352,202

Food Products : 2.24%
General Mills Incorporated	392,517	20,622,843
Mead Johnson Nutrition Company	263,165	24,519,083

		45,141,926

Household Products : 0.89%
Church & Dwight Company Incorporated	255,025	17,838,999

Energy : 8.41%

Energy Equipment & Services : 4.20%
National Oilwell Varco Incorporated	334,230	27,523,841
Superior Energy Services Incorporated	802,523	29,003,181

1

Portfolio of investments — June 30, 2014 (unaudited)	Wells Fargo Advantage Opportunity Fund

Security name	Shares	Value

Energy Equipment & Services (continued)
Weatherford International plc †	1,217,715	$28,007,445

		84,534,467

Oil, Gas & Consumable Fuels : 4.21%
Denbury Resources Incorporated	1,512,029	27,912,055
Newfield Exploration Company †	641,192	28,340,686
Range Resources Corporation	325,902	28,337,179

		84,589,920

Financials : 13.17%

Banks : 3.45%
Fifth Third Bancorp	1,072,225	22,892,004
PNC Financial Services Group Incorporated	376,741	33,548,786
Regions Financial Corporation	1,231,189	13,075,227

		69,516,017

Capital Markets : 3.04%
Invesco Limited	900,014	33,975,529
TD Ameritrade Holding Corporation	864,532	27,103,078

		61,078,607

Insurance : 5.12%
ACE Limited	289,892	30,061,800
American International Group Incorporated	554,300	30,253,694
First American Financial Corporation	756,160	21,013,686
RenaissanceRe Holdings Limited	201,734	21,585,538

		102,914,718

REITs : 1.56%
American Tower Corporation	349,172	31,418,497

Health Care : 13.73%

Health Care Equipment & Supplies : 4.68%
C.R. Bard Incorporated	158,020	22,598,440
Covidien plc	277,081	24,987,165
Medtronic Incorporated	331,011	21,105,261
Zimmer Holdings Incorporated	245,385	25,485,686

		94,176,552

Health Care Providers & Services : 0.56%
Patterson Companies Incorporated	282,294	11,153,436

Life Sciences Tools & Services : 5.42%
Agilent Technologies Incorporated	581,840	33,420,890
Bio-Rad Laboratories Incorporated Class A †	202,256	24,212,066
Covance Incorporated †	279,374	23,908,827
Thermo Fisher Scientific Incorporated	233,298	27,529,164

		109,070,947

Pharmaceuticals : 3.07%
Merck & Company Incorporated	269,684	15,601,219
Shire plc ADR	81,400	19,168,886

2

Wells Fargo Advantage Opportunity Fund	Portfolio of investments — June 30, 2014 (unaudited)

Security name	Shares	Value

Pharmaceuticals (continued)
Zoetis Incorporated	835,698	$26,967,974

		61,738,079

Industrials : 12.76%

Aerospace & Defense : 1.40%
B/E Aerospace Incorporated †	305,297	28,236,920

Airlines : 1.93%
Delta Air Lines Incorporated	603,662	23,373,793
United Continental Holdings Incorporated †	376,963	15,481,870

		38,855,663

Commercial Services & Supplies : 2.49%
Republic Services Incorporated	748,964	28,438,163
Tyco International Limited	476,527	21,729,631

		50,167,794

Electrical Equipment : 3.21%
AMETEK Incorporated	276,719	14,466,869
Babcock & Wilcox Company	877,313	28,477,580
Regal-Beloit Corporation	274,107	21,533,846

		64,478,295

Machinery : 0.72%
Joy Global Incorporated «	233,413	14,373,573

Road & Rail : 3.01%
Canadian Pacific Railway Limited	78,552	14,228,909
Hertz Global Holdings Incorporated †	986,038	27,638,645
J.B. Hunt Transport Services Incorporated	253,631	18,712,895

		60,580,449

Information Technology : 16.85%

Communications Equipment : 1.25%
Riverbed Technology Incorporated †	1,213,859	25,041,911

Electronic Equipment, Instruments & Components : 1.25%
Amphenol Corporation Class A	261,849	25,226,533

IT Services : 2.56%
Global Payments Incorporated	376,608	27,435,893
Teradata Corporation †	599,579	24,103,076

		51,538,969

Semiconductors & Semiconductor Equipment : 4.76%
Altera Corporation	830,352	28,863,036
ARM Holdings plc	882,410	13,304,477
Avago Technologies Limited	354,031	25,515,014
ON Semiconductor Corporation †	3,079,311	28,144,903

		95,827,430

Software : 5.78%
Autodesk Incorporated †	417,186	23,520,947
Check Point Software Technologies Limited †	457,482	30,665,018

3

Portfolio of investments — June 30, 2014 (unaudited)	Wells Fargo Advantage Opportunity Fund

Security name			Shares	Value

Software (continued)
Citrix Systems Incorporated †			508,315	$31,795,103
Red Hat Incorporated †			547,270	30,247,613

				116,228,681

Technology Hardware, Storage & Peripherals : 1.25%
NetApp Incorporated			687,460	25,106,039

Materials : 7.52%

Chemicals : 3.99%
Cytec Industries Incorporated			234,482	24,719,092
Huntsman Corporation			974,484	27,383,000
Praxair Incorporated			212,576	28,238,596

				80,340,688

Containers & Packaging : 2.44%
Crown Holdings Incorporated †			485,973	24,182,016
Owens-Illinois Incorporated †			719,925	24,938,202

				49,120,218

Metals & Mining : 1.09%
Royal Gold Incorporated			288,173	21,935,729

Total Common Stocks (Cost $1,205,070,149)				1,909,223,154

		Yield

Short-Term Investments : 4.20%

Investment Companies : 4.20%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (u)(l)		0.07%	82,543,429	82,543,429
Wells Fargo Securities Lending Cash Investments, LLC (u)(l)(r)		0.11	1,897,500	1,897,500

Total Short-Term Investments (Cost $84,440,929)				84,440,929

Total investments in securities (Cost $1,289,511,078)*	99.10%			1,993,664,083
Other assets and liabilities, net	0.90			18,155,481

Total net assets	100.00%			$2,011,819,564

†	Non-income-earning security
«	All or a portion of this security is on loan.
(u)	The rate represents the 7-day annualized yield at period end.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $1,300,586,854 and unrealized gains (losses) consists of:

Gross unrealized gains	$713,044,912
Gross unrealized losses	(19,967,683)

Net unrealized gains	$693,077,229

4

Wells Fargo Advantage Opportunity Fund (the “Fund”)

Notes to Portfolio of investments – June 30, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On June 30, 2014, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer	$363,639,895	$0	$0	$363,639,895
Financials	88,333,127	0	0	88,333,127
Energy	169,124,387	0	0	169,124,387
Financials	264,927,839	0	0	264,927,839
Health care	276,139,014	0	0	276,139,014
Industrials	256,692,694	0	0	256,692,694
Information technology	338,969,563	0	0	338,969,563
Materials	151,396,635	0	0	151,396,635
Short-term investments
Investment companies	82,543,429	1,897,500	0	84,440,929

Total assets	$1,991,766,583	$1,897,500	$0	$1,993,664,083

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended June 30, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Special Mid Cap Value Fund	Portfolio of investments — June 30, 2014 (unaudited)

Security name	Shares	Value

Common Stocks : 95.06%

Consumer Discretionary : 9.62%

Auto Components : 2.64%
Lear Corporation	305,200	$27,260,464

Diversified Consumer Services : 0.94%
Apollo Group Incorporated †	309,900	9,684,375

Hotels, Restaurants & Leisure : 0.49%
Darden Restaurants Incorporated	110,300	5,103,581

Specialty Retail : 5.55%
Advance Auto Parts Incorporated	79,700	10,753,124
Ascena Retail Group Incorporated †	481,200	8,228,520
GameStop Corporation Class A «	377,400	15,273,378
Guess? Incorporated	444,200	11,993,400
PetSmart Incorporated	183,400	10,967,320

		57,215,742

Consumer Staples : 8.17%

Beverages : 3.31%
Molson Coors Brewing Company	460,100	34,121,016

Food Products : 2.01%
TreeHouse Foods Incorporated †	258,300	20,682,081

Household Products : 2.85%
Church & Dwight Company Incorporated	420,900	29,441,955

Energy : 6.12%

Energy Equipment & Services : 3.73%
Ensco plc Class A	527,526	29,314,620
Patterson-UTI Energy Incorporated	261,100	9,122,834

		38,437,454

Oil, Gas & Consumable Fuels : 2.39%
Cimarex Energy Company	63,810	9,154,183
Southwestern Energy Company †	341,800	15,548,482

		24,702,665

Financials : 20.05%

Banks : 3.98%
Hancock Holding Company	39,300	1,388,076
PacWest Bancorp	387,807	16,741,628
Regions Financial Corporation	2,159,000	22,928,580

		41,058,284

Capital Markets : 2.75%
Northern Trust Corporation	441,600	28,355,136

Consumer Finance : 1.27%
Ally Financial Incorporated «†	550,361	13,159,132

Insurance : 10.53%
Allstate Corporation	377,400	22,160,928

1

Portfolio of investments — June 30, 2014 (unaudited)	Wells Fargo Advantage Special Mid Cap Value Fund

Security name	Shares	Value

Insurance (continued)
Arch Capital Group Limited †	264,100	$15,169,904
Brown & Brown Incorporated	844,600	25,937,666
Loews Corporation	339,100	14,923,791
ProAssurance Corporation	422,100	18,741,240
Validus Holdings Limited	306,169	11,707,903

		108,641,432

REITs : 1.52%
Host Hotels & Resorts Incorporated	710,700	15,642,507

Health Care : 9.21%

Health Care Equipment & Supplies : 3.72%
C.R. Bard Incorporated	139,700	19,978,497
CareFusion Corporation †	415,200	18,414,120

		38,392,617

Health Care Providers & Services : 4.34%
Cigna Corporation	328,775	30,237,437
Patterson Companies Incorporated	367,500	14,519,925

		44,757,362

Pharmaceuticals : 1.15%
Hospira Incorporated †	231,500	11,892,155

Industrials : 19.12%

Commercial Services & Supplies : 4.50%
Clean Harbors Incorporated †	255,600	16,422,300
Republic Services Incorporated	791,400	30,049,458

		46,471,758

Construction & Engineering : 3.24%
EMCOR Group Incorporated	544,109	24,229,174
URS Corporation	199,400	9,142,490

		33,371,664

Electrical Equipment : 1.22%
Regal-Beloit Corporation	160,200	12,585,312

Machinery : 3.08%
Joy Global Incorporated «	156,900	9,661,902
The Timken Company	325,400	22,075,136

		31,737,038

Professional Services : 1.49%
Towers Watson & Company Class A	147,900	15,415,617

Road & Rail : 1.33%
Ryder System Incorporated	155,400	13,689,186

Trading Companies & Distributors : 1.94%
MRC Global Incorporated †	709,161	20,062,165

Transportation Infrastructure : 2.32%
Macquarie Infrastructure Company LLC	384,406	23,975,402

2

Wells Fargo Advantage Special Mid Cap Value Fund	Portfolio of investments — June 30, 2014 (unaudited)

Security name			Shares	Value

Information Technology : 15.31%

Electronic Equipment, Instruments & Components : 1.83%
Avnet Incorporated			426,600	$18,902,646

IT Services : 4.99%
Broadridge Financial Solutions Incorporated			471,715	19,642,213
CoreLogic Incorporated †			392,500	11,916,300
DST Systems Incorporated			216,220	19,928,997

				51,487,510

Semiconductors & Semiconductor Equipment : 2.17%
Lam Research Corporation			331,500	22,402,770

Software : 6.32%
Check Point Software Technologies Limited †			189,800	12,722,294
Symantec Corporation			1,299,700	29,763,130
Synopsys Incorporated †			583,400	22,647,588

				65,133,012

Materials : 5.52%

Chemicals : 1.32%
Agrium Incorporated «			149,200	13,671,196

Containers & Packaging : 2.21%
Crown Holdings Incorporated †			457,500	22,765,200

Metals & Mining : 0.20%
TimkenSteel Corporation †			54,000	2,053,582

Paper & Forest Products : 1.79%
International Paper Company			365,300	18,436,691

Utilities : 1.94%

Multi-Utilities : 1.94%
Ameren Corporation			428,800	17,529,344
SCANA Corporation			46,200	2,486,020

				20,015,364

Total Common Stocks (Cost $771,586,136)				980,724,071

		Yield

Short-Term Investments : 9.59%

Investment Companies : 9.59%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.07%	59,009,085	59,009,085
Wells Fargo Securities Lending Cash Investment, LLC (l)(u)(r)		0.11	39,908,175	39,908,175

Total Short-Term Investments (Cost $98,917,260)				98,917,260

Total investments in securities (Cost $870,503,396)*	104.65%			1,079,641,331
Other assets and liabilities, net	(4.65)			(47,951,077)

Total net assets	100.00%			$1,031,690,254

†	Non-income-earning security

3

Portfolio of investments — June 30, 2014 (unaudited)	Wells Fargo Advantage Special Mid Cap Value Fund

«	All or a portion of this security is on loan.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $870,638,114 and unrealized gains (losses) consists of:

Gross unrealized gains	$211,546,396
Gross unrealized losses	(2,543,179)

Net unrealized gains	$209,003,217

4

Wells Fargo Advantage Special Mid Cap Value Fund (the “Fund”)

Notes to Portfolio of investments – June 30, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2014:

Assets	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$99,264,162	$0	$0	$99,264,162
Consumer staples	84,245,052	0	0	84,245,052
Energy	63,140,119	0	0	63,140,119
Financials	206,856,491	0	0	206,856,491
Health care	95,042,134	0	0	95,042,134
Industrials	197,308,142	0	0	197,308,142
Information technology	157,925,938	0	0	157,925,938
Materials	56,926,669	0	0	56,926,669
Utilities	20,015,364	0	0	20,015,364
Short-term investments
Investment companies	59,009,085	39,908,175	0	98,917,260

Total assets	$1,039,733,156	$39,908,175	$0	$1,079,641,331

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended June 30, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA — ACA Financial Guaranty Corporation

ADR — American depositary receipt

ADS — American depositary shares

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

Ambac — Ambac Financial Group Incorporated

AMT — Alternative minimum tax

AUD — Australian dollar

BAN — Bond anticipation notes

BHAC — Berkshire Hathaway Assurance Corporation

BRL — Brazilian real

CAB — Capital appreciation bond

CAD — Canadian dollar

CCAB — Convertible capital appreciation bond

CDA — Community Development Authority

CDO — Collateralized debt obligation

CHF — Swiss franc

COP — Columbian Peso

CLP — Chilean peso

DKK — Danish krone

DRIVER — Derivative inverse tax-exempt receipts

DW&P — Department of Water & Power

DWR — Department of Water Resources

ECFA — Educational & Cultural Facilities Authority

EDA — Economic Development Authority

EDFA — Economic Development Finance Authority

ETF — Exchange-traded fund

EUR — Euro

FDIC — Federal Deposit Insurance Corporation

FFCB — Federal Farm Credit Banks

FGIC — Financial Guaranty Insurance Corporation

FHA — Federal Housing Administration

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — The Financing Corporation

FNMA — Federal National Mortgage Association

FSA — Farm Service Agency

GBP — Great British pound

GDR — Global depositary receipt

GNMA — Government National Mortgage Association

GO — General obligation

HCFR — Healthcare facilities revenue

HEFA — Health & Educational Facilities Authority

HEFAR — Higher education facilities authority revenue

HFA — Housing Finance Authority

HFFA — Health Facilities Financing Authority

HKD — Hong Kong dollar

HUD — Department of Housing and Urban Development

HUF — Hungarian forint

IDA — Industrial Development Authority

IDAG — Industrial Development Agency

IDR — Indonesian rupiah

IEP — Irish pound

JPY — Japanese yen

KRW — Republic of Korea won

LIBOR — London Interbank Offered Rate

LIQ — Liquidity agreement

LLC — Limited liability company

LLLP — Limited liability limited partnership

LLP — Limited liability partnership

LOC — Letter of credit

LP — Limited partnership

MBIA — Municipal Bond Insurance Association

MFHR — Multifamily housing revenue

MSTR — Municipal securities trust receipts

MTN — Medium-term note

MUD — Municipal Utility District

MXN — Mexican peso

MYR — Malaysian ringgit

National — National Public Finance Guarantee Corporation

NGN — Nigerian naira

NOK — Norwegian krone

NZD — New Zealand dollar

PCFA — Pollution Control Financing Authority

PCL — Public Company Limited

PCR — Pollution control revenue

PFA — Public Finance Authority

PFFA — Public Facilities Financing Authority

PFOTER — Puttable floating option tax-exempt receipts

plc — Public limited company

PLN — Polish zloty

PUTTER — Puttable tax-exempt receipts

R&D — Research & development

Radian — Radian Asset Assurance

RAN — Revenue anticipation notes

RDA — Redevelopment Authority

RDFA — Redevelopment Finance Authority

REIT — Real estate investment trust

ROC — Reset option certificates

RON — Romanian lei

RUB — Russian ruble

SAVRS — Select auction variable rate securities

SBA — Small Business Authority

SEK — Swedish krona

SFHR — Single-family housing revenue

SFMR — Single-family mortgage revenue

SGD — Singapore dollar

SPA — Standby purchase agreement

SPDR — Standard & Poor’s Depositary Receipts

STRIPS — Separate trading of registered interest and

principal securities

TAN — Tax anticipation notes

TBA — To be announced

THB — Thai baht

TIPS — Treasury inflation-protected securities

TRAN — Tax revenue anticipation notes

TRY — Turkish lira

TTFA — Transportation Trust Fund Authority

TVA — Tennessee Valley Authority

ZAR — South African rand

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:
/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	August 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:
/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	August 26, 2014

By:
/s/ Nancy Wiser

Nancy Wiser
Treasurer

Date:	August 26, 2014

By:
/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date:	August 26, 2014